UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor ® High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

1.804847.108

HY-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 64.9%
	Principal Amount (000s)(e)	Value (000s)
Convertible Bonds - 0.7%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (h)	$ 3,692	$ 3,420
Energy - 0.3%
Chesapeake Energy Corp. 2.75% 11/15/35	410	377
Headwaters, Inc. 2.5% 2/1/14	5,659	5,263
		5,640
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15	2,750	2,351
Telecommunications - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (h)	1,650	1,089
TOTAL CONVERTIBLE BONDS		12,500
Nonconvertible Bonds - 64.2%
Air Transportation - 0.6%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	994	1,026
3.5919% 6/2/13 (j)	4,897	4,781
7.339% 4/19/14	762	777
Continental Airlines, Inc. 9.25% 5/10/17	1,520	1,665
United Air Lines, Inc. 9.875% 8/1/13 (h)	1,158	1,201
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	2,807	3,207
		12,657
Automotive - 3.8%
ArvinMeritor, Inc. 8.125% 9/15/15	3,940	4,009
Delphi Corp.:
5.875% 5/15/19	2,735	2,940
6.125% 5/15/21	2,540	2,772
Ford Motor Co.:
6.625% 10/1/28	245	270
7.45% 7/16/31	8,165	10,135
Ford Motor Credit Co. LLC:
4.25% 2/3/17	12,240	12,776
5.75% 2/1/21	6,689	7,291
5.875% 8/2/21	12,095	13,356
General Motors Acceptance Corp. 8% 11/1/31	3,665	4,311
General Motors Corp.:
6.75% 5/1/28 (d)	547	0
7.125% 7/15/13 (d)	1,583	0
Corporate Bonds - continued
	Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Corp.: - continued
7.2% 1/15/11 (d)	$ 3,997	$ 0
7.4% 9/1/25 (d)	273	0
7.7% 4/15/16 (d)	980	0
8.25% 7/15/23 (d)	7,625	0
8.375% 7/15/33 (d)	23,416	0
General Motors Financial Co., Inc. 6.75% 6/1/18	10,220	11,165
International Automotive Components Group SA 9.125% 6/1/18 (h)	1,680	1,596
Tenneco, Inc. 6.875% 12/15/20	3,362	3,627
		74,248
Banks & Thrifts - 3.9%
Ally Financial, Inc.:
4.625% 6/26/15	3,970	4,096
5.5% 2/15/17	8,000	8,360
7.5% 9/15/20	4,150	4,840
8% 3/15/20	4,150	4,933
GMAC LLC:
8% 12/31/18	25,574	28,894
8% 11/1/31	21,582	25,790
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	1
		76,914
Broadcasting - 0.4%
AMC Networks, Inc. 7.75% 7/15/21	500	565
Clear Channel Communications, Inc.:
5.5% 9/15/14	6,735	5,573
5.5% 12/15/16	1,938	882
Gray Television, Inc. 10.5% 6/29/15	1,317	1,396
		8,416
Building Materials - 1.2%
Associated Materials LLC 9.125% 11/1/17	1,359	1,311
CEMEX SA de CV 5.4606% 9/30/15 (h)(j)	4,305	3,971
HD Supply, Inc.:
8.125% 4/15/19 (h)	4,460	4,850
11% 4/15/20 (h)	4,735	5,161
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (h)(i)(j)	520	538
Corporate Bonds - continued
	Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Ply Gem Industries, Inc. 8.25% 2/15/18	$ 5,925	$ 6,147
USG Corp. 7.875% 3/30/20 (h)	1,390	1,479
		23,457
Cable TV - 1.8%
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	1,214	1,267
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	15,770	17,465
DISH DBS Corp.:
5.875% 7/15/22 (h)	4,240	4,378
6.75% 6/1/21	5,260	5,753
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.5% 3/15/19 (h)	705	760
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	3,060	3,175
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	1,900	1,967
		34,765
Capital Goods - 0.1%
Anixter International, Inc. 5.625% 5/1/19	1,090	1,131
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,362
		2,493
Chemicals - 0.4%
INEOS Group Holdings PLC 8.5% 2/15/16 (h)	5,260	4,629
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	1,550	1,624
Solutia, Inc. 8.75% 11/1/17	856	976
TPC Group LLC 8.25% 10/1/17	1,189	1,284
		8,513
Consumer Products - 0.3%
Prestige Brands, Inc. 8.125% 2/1/20 (h)	335	372
Reddy Ice Corp. 11.25% 3/15/15	6,095	5,912
		6,284
Containers - 2.2%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	2,757	2,509
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	846	905
9.125% 10/15/20 (h)	2,379	2,498
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (h)	480	514
9.125% 10/15/20 (h)	1,045	1,097
Corporate Bonds - continued
	Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.: - continued
9.125% 10/15/20 (h)	$ 990	$ 1,040
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	875	897
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,954	3,264
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	4,480	4,547
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21	7,339	7,816
7.875% 8/15/19	8,387	9,247
8.25% 2/15/21	6,144	6,036
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	1,830	1,894
		42,264
Diversified Financial Services - 7.4%
Aircastle Ltd.:
7.625% 4/15/20	1,300	1,391
9.75% 8/1/18	1,065	1,203
CIT Group, Inc.:
4.25% 8/15/17	4,470	4,470
4.75% 2/15/15 (h)	7,330	7,624
5% 8/15/22	3,555	3,555
5.25% 3/15/18	4,965	5,257
5.375% 5/15/20	4,400	4,609
5.5% 2/15/19 (h)	8,075	8,519
7% 5/2/17 (h)	3,780	3,794
Eileme 2 AB 11.625% 1/31/20 (h)	3,165	3,355
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
8% 1/15/18	8,955	9,515
8% 1/15/18 (h)	1,610	1,707
International Lease Finance Corp.:
4.875% 4/1/15	2,440	2,507
5.25% 1/10/13	4,093	4,144
5.625% 9/20/13	10,655	10,988
5.65% 6/1/14	351	363
5.75% 5/15/16	6,040	6,251
5.875% 5/1/13	7,975	8,194
5.875% 4/1/19	7,250	7,538
Corporate Bonds - continued
	Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
6.25% 5/15/19	$ 7,845	$ 8,247
6.625% 11/15/13	10,401	10,869
7.125% 9/1/18 (h)	10,309	11,675
8.625% 9/15/15	2,342	2,641
8.625% 1/15/22	5,000	6,015
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	2,274	398
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)	4,970	5,517
SLM Corp.:
8% 3/25/20	1,610	1,807
8.45% 6/15/18	2,190	2,497
		144,650
Diversified Media - 1.6%
Checkout Holding Corp. 0% 11/15/15 (h)	8,700	4,372
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (h)	900	844
7.625% 3/15/20 (h)	6,300	6,032
Lamar Media Corp.:
5.875% 2/1/22	800	828
7.875% 4/15/18	1,810	2,009
Liberty Media Corp.:
8.25% 2/1/30	469	485
8.5% 7/15/29	529	553
National CineMedia LLC:
6% 4/15/22 (h)	4,035	4,176
7.875% 7/15/21	2,050	2,206
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	4,395	4,933
11.5% 5/1/16	2,313	2,602
11.625% 2/1/14	1,424	1,617
WMG Acquisition Corp. 9.5% 6/15/16	800	877
		31,534
Electric Utilities - 7.3%
Atlantic Power Corp. 9% 11/15/18 (h)	2,525	2,632
Calpine Corp. 7.875% 1/15/23 (h)	11,791	13,383
Energy Future Holdings Corp. 10% 1/15/20	8,903	9,593
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	11,332	12,494
11% 10/1/21	10,347	9,933
Corporate Bonds - continued
	Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.: - continued
11.75% 3/1/22 (h)	$ 23,265	$ 24,079
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (h)	2,390	2,557
9.375% 5/1/20 (h)	9,415	10,145
GenOn Energy, Inc.:
9.5% 10/15/18	795	876
9.875% 10/15/20	2,640	2,891
InterGen NV 9% 6/30/17 (h)	7,834	7,619
Mirant Americas Generation LLC:
8.5% 10/1/21	10,565	10,988
9.125% 5/1/31	2,645	2,724
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16	4,572	5,098
Puget Energy, Inc.:
5.625% 7/15/22 (h)	6,125	6,454
6% 9/1/21	3,305	3,655
6.5% 12/15/20	1,935	2,148
RRI Energy, Inc. 7.625% 6/15/14	3,035	3,232
The AES Corp. 7.375% 7/1/21 (h)	2,400	2,745
TXU Corp.:
5.55% 11/15/14	7,735	5,608
6.5% 11/15/24	5,691	2,831
6.55% 11/15/34	4,295	2,051
		143,736
Energy - 5.9%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	1,260	1,329
7% 5/20/22	2,700	2,862
ATP Oil & Gas Corp. 11.875% 5/1/15	8,350	3,215
Atwood Oceanics, Inc. 6.5% 2/1/20	485	514
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	945	973
9.375% 5/1/19	1,000	1,030
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	1,265	1,284
Edgen Murray Corp. 12.25% 1/15/15	9,652	9,797
Corporate Bonds - continued
	Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
El Paso Energy Corp. 7.75% 1/15/32	$ 1,399	$ 1,639
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	2,515	2,540
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,435	2,295
Forest Oil Corp. 7.25% 6/15/19	2,665	2,558
Gulfmark Offshore, Inc. 6.375% 3/15/22 (h)	560	571
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	2,147	2,244
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (h)	2,010	2,136
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	5,910	5,851
6.5% 5/15/19 (h)	2,740	2,719
8.625% 4/15/20	6,212	6,740
Magnum Hunter Resources Corp. 9.75% 5/15/20 (h)	3,840	3,754
MRC Global, Inc. 9.5% 12/15/16	5,359	5,801
Offshore Group Investment Ltd. 11.5% 8/1/15	8,278	9,064
Oil States International, Inc. 6.5% 6/1/19	2,140	2,252
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (h)	6,855	7,163
Petroleum Development Corp. 12% 2/15/18	5,637	5,975
Precision Drilling Corp.:
6.5% 12/15/21	495	515
6.625% 11/15/20	2,205	2,299
Pride International, Inc. 6.875% 8/15/20	1,839	2,308
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20 (h)	1,735	1,752
RDS Ultra-Deepwater Ltd. 11.875% 3/15/17 (h)	2,175	2,436
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,337
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (h)	1,150	1,179
Unit Corp. 6.625% 5/15/21 (h)	7,190	7,136
Venoco, Inc. 11.5% 10/1/17	5,041	5,306
Western Refining, Inc. 11.25% 6/15/17 (h)	7,100	7,952
		116,526
Entertainment/Film - 0.1%
Cinemark USA, Inc. 7.375% 6/15/21	1,085	1,204
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	1,320	1,469
		2,673
Corporate Bonds - continued
	Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
Environmental - 0.4%
Casella Waste Systems, Inc. 11% 7/15/14	$ 1,225	$ 1,286
Clean Harbors, Inc. 5.25% 8/1/20 (h)	1,440	1,485
Covanta Holding Corp.:
6.375% 10/1/22	1,990	2,139
7.25% 12/1/20	2,684	2,946
		7,856
Food & Drug Retail - 1.5%
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Rite Aid Corp.:
7.5% 3/1/17	8,779	8,867
9.25% 3/15/20	2,090	2,100
9.5% 6/15/17	12,514	12,702
10.375% 7/15/16	5,000	5,263
		28,932
Food/Beverage/Tobacco - 0.1%
Post Holdings, Inc. 7.375% 2/15/22 (h)	1,940	2,027
Gaming - 2.0%
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (h)	9,730	9,754
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	655	673
Harrah's Operating Co., Inc. 11.25% 6/1/17	5,680	6,106
MCE Finance Ltd. 10.25% 5/15/18	2,249	2,547
MGM Mirage, Inc.:
6.875% 4/1/16	820	818
8.625% 2/1/19 (h)	5,000	5,288
9% 3/15/20	2,258	2,529
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	2,005	2,016
Pinnacle Entertainment, Inc. 7.75% 4/1/22	700	749
Station Casinos LLC 3.66% 6/18/18 (f)(h)	9,720	7,436
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	330	347
		38,263
Healthcare - 6.8%
American Renal Holdings, Inc. 8.375% 5/15/18	1,235	1,312
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	4,441	4,608
Community Health Systems, Inc. 7.125% 7/15/20	2,080	2,179
DaVita, Inc. 6.625% 11/1/20	2,109	2,241
Corporate Bonds - continued
	Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (h)	$ 995	$ 1,097
HCA Holdings, Inc. 7.75% 5/15/21	19,194	20,921
HCA, Inc.:
5.875% 3/15/22	8,635	9,293
6.5% 2/15/20	16,395	18,302
7.5% 2/15/22	5,095	5,719
9.875% 2/15/17	603	654
Hologic, Inc. 6.25% 8/1/20 (h)(i)	2,380	2,517
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	7,055	6,861
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	745	823
Multiplan, Inc. 9.875% 9/1/18 (h)	4,604	5,064
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (h)	4,945	5,291
6.75% 10/15/22	2,631	2,894
Radiation Therapy Services, Inc. 8.875% 1/15/17	1,300	1,216
Rotech Healthcare, Inc.:
10.5% 3/15/18	1,416	779
10.75% 10/15/15	1,218	1,172
Rural/Metro Corp. 10.125% 7/15/19 (h)	1,515	1,454
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18	905	977
8.125% 11/1/18 (h)	1,435	1,546
Teleflex, Inc. 6.875% 6/1/19	2,515	2,672
Tenet Healthcare Corp. 8.875% 7/1/19	4,434	5,027
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	2,151	2,237
7.75% 2/1/19 (h)	4,855	5,049
Vanguard Health Systems, Inc. 0% 2/1/16	216	149
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (j)	18,239	18,740
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	1,770	1,735
		132,529
Homebuilders/Real Estate - 0.9%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,214	1,304
KB Home:
7.5% 9/15/22	3,130	3,161
8% 3/15/20	625	653
Corporate Bonds - continued
	Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Realogy Corp.:
7.875% 2/15/19 (h)	$ 2,900	$ 2,922
9% 1/15/20 (h)	1,775	1,859
Standard Pacific Corp. 8.375% 1/15/21	6,060	6,787
		16,686
Hotels - 0.0%
Choice Hotels International, Inc. 5.75% 7/1/22	615	655
Insurance - 0.1%
USI Holdings Corp. 9.75% 5/15/15 (h)	1,100	1,111
Leisure - 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (h)	965	1,025
Metals/Mining - 1.7%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,610	2,271
6.25% 6/1/21	2,510	2,159
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (h)	3,355	2,902
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)	1,215	1,267
Calcipar SA 6.875% 5/1/18 (h)	1,070	1,065
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	2,730	2,710
6.375% 2/1/16 (h)	2,972	2,979
6.875% 4/1/22 (h)	2,735	2,714
7% 11/1/15 (h)	2,885	2,939
8.25% 11/1/19 (h)	7,010	7,361
New Gold, Inc. 7% 4/15/20 (h)	530	557
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (h)	1,605	1,621
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	1,857	1,876
		32,421
Paper - 0.9%
AbitibiBowater, Inc. 10.25% 10/15/18	7,499	8,418
Sappi Papier Holding GmbH 6.625% 4/15/21 (h)	555	508
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19 (h)	5,865	6,012
11.75% 1/15/19 (h)	3,750	2,981
		17,919
Corporate Bonds - continued
	Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - 0.4%
Cenveo Corp. 7.875% 12/1/13	$ 6,221	$ 6,190
Sheridan Group, Inc. 12.5% 4/15/14	2,646	2,196
		8,386
Restaurants - 0.1%
Landry's Acquisition Co. 9.375% 5/1/20 (h)	1,350	1,404
Services - 1.0%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(j)	3,045	3,129
Audatex North America, Inc. 6.75% 6/15/18 (h)	4,770	5,092
Emdeon, Inc. 11% 12/31/19 (h)	2,670	3,037
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(j)	6,639	6,838
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (h)(j)	1,255	1,355
		19,451
Shipping - 0.9%
CEVA Group PLC 8.375% 12/1/17 (h)	4,136	4,074
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,409	1,310
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	2,489	2,153
8.875% 11/1/17	1,903	1,922
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	750	683
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	1,495	1,540
Swift Services Holdings, Inc. 10% 11/15/18	2,408	2,619
Western Express, Inc. 12.5% 4/15/15 (h)	6,070	3,748
		18,049
Steel - 0.0%
Aperam:
7.375% 4/1/16 (h)	565	497
7.75% 4/1/18 (h)	450	374
		871
Super Retail - 1.0%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	710	733
8.375% 11/15/20	788	859
Burlington Coat Factory Warehouse Corp. 10% 2/15/19	1,940	2,059
Corporate Bonds - continued
	Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Claire's Stores, Inc. 9% 3/15/19 (h)	$ 4,705	$ 4,858
Dollar General Corp. 4.125% 7/15/17	2,430	2,527
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	4,544	5,044
Sonic Automotive, Inc.:
7% 7/15/22 (h)	1,390	1,449
9% 3/15/18	1,274	1,382
		18,911
Technology - 3.3%
Avaya, Inc.:
7% 4/1/19 (h)	3,352	3,021
10.125% 11/1/15 pay-in-kind (j)	7,035	5,470
Ceridian Corp.:
8.875% 7/15/19 (h)	1,755	1,847
12.25% 11/15/15 pay-in-kind (j)	5,495	5,454
Freescale Semiconductor, Inc. 10.125% 3/15/18 (h)	11,261	12,274
Lawson Software, Inc. 9.375% 4/1/19 (h)	1,155	1,239
Lucent Technologies, Inc.:
6.45% 3/15/29	14,789	8,430
6.5% 1/15/28	5,415	3,087
NXP BV/NXP Funding LLC:
9.75% 8/1/18 (h)	1,956	2,240
10% 7/15/13 (h)	6,514	6,954
Spansion LLC:
7.875% 11/15/17	1,601	1,553
11.25% 1/15/16 (d)(h)	15,415	812
Viasystems, Inc. 7.875% 5/1/19 (h)	3,970	3,910
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (h)	5,210	5,353
13.375% 10/15/19 (h)	2,840	2,797
		64,441
Telecommunications - 6.0%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	5,830	3,790
Citizens Communications Co. 7.875% 1/15/27	4,949	4,442
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	1,523	1,439
Clearwire Escrow Corp. 12% 12/1/15 (h)	8,612	8,095
Digicel Group Ltd.:
7% 2/15/20 (h)	425	417
8.25% 9/1/17 (h)	1,025	1,074
Corporate Bonds - continued
	Principal Amount (000s)(e)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.: - continued
8.875% 1/15/15 (h)	$ 14,185	$ 14,398
9.125% 1/15/15 pay-in-kind (h)(j)	1,585	1,609
10.5% 4/15/18 (h)	1,673	1,786
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	3,060	2,876
Intelsat Jackson Holdings SA:
7.25% 4/1/19	10,665	11,412
7.5% 4/1/21	8,085	8,691
j2 Global, Inc. 8% 8/1/20 (h)	1,470	1,485
Level 3 Communications, Inc. 8.875% 6/1/19 (h)(i)	695	711
Nextel Communications, Inc.:
5.95% 3/15/14	95	95
6.875% 10/31/13	4,448	4,465
7.375% 8/1/15	2,570	2,589
NII Capital Corp. 7.625% 4/1/21	3,836	2,935
Satelites Mexicanos SA de CV 9.5% 5/15/17	710	744
Sprint Capital Corp. 6.9% 5/1/19	16,951	17,375
Sprint Nextel Corp.:
6% 12/1/16	12,599	12,756
9% 11/15/18 (h)	10,110	11,829
Wind Acquisition Finance SA 7.25% 2/15/18 (h)	2,581	2,297
		117,310
TOTAL NONCONVERTIBLE BONDS		1,257,377
TOTAL CORPORATE BONDS (Cost $1,244,587)		1,269,877
Common Stocks - 6.7%
	Shares
Automotive - 0.2%
Delphi Automotive PLC	123,822	3,515
General Motors Co. (a)	3,029	60
Motors Liquidation Co. GUC Trust (a)	39,254	555
		4,130
Banks & Thrifts - 0.0%
Washington Mutual, Inc. (a)	505,500	0
Broadcasting - 0.0%
Gray Television, Inc. (a)	494,070	830
Common Stocks - continued
	Shares	Value (000s)
Chemicals - 0.5%
LyondellBasell Industries NV Class A	109,979	$ 4,897
Tronox Ltd. Class A	179,610	4,162
		9,059
Containers - 0.3%
Anchor Glass Container Corp. (a)	172,857	6,482
Electric Utilities - 0.3%
The AES Corp. (a)	502,509	6,060
Energy - 1.0%
Edgen Group, Inc. Class A	546,796	4,101
Halliburton Co.	150,000	4,970
Valero Energy Corp.	300,000	8,250
Williams Companies, Inc.	90,000	2,861
		20,182
Gaming - 0.6%
Las Vegas Sands Corp.	150,000	5,463
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(g)	352,500	3,553
Station Holdco LLC (a)(k)(l)	1,531,479	1,891
Station Holdco LLC warrants 6/15/18 (a)(k)(l)	96,849	5
		10,912
Healthcare - 1.8%
Express Scripts Holding Co. (a)	300,000	17,382
Tenet Healthcare Corp. (a)	607,534	2,807
Universal Health Services, Inc. Class B	200,000	7,816
Valeant Pharmaceuticals International, Inc. (Canada) (a)	150,000	7,150
		35,155
Leisure - 0.4%
Town Sports International Holdings, Inc. (a)	635,819	8,215
Mtge Backed (Discontinued) - 0.0%
WMI Holdings Corp. (a)	16,933	10
Publishing/Printing - 0.0%
HMH Holdings, Inc.:
warrants 3/9/17 (a)(l)	182,417	0
warrants 6/22/19 (a)(l)	4,323	8
Restaurants - 0.3%
Dunkin' Brands Group, Inc. (g)	171,900	5,205
Technology - 1.0%
Cirrus Logic, Inc. (a)	63,000	2,317
Facebook, Inc. Class B (a)(l)	96,094	1,878
Flextronics International Ltd. (a)	1,097,300	7,034
Freescale Semiconductor Holdings I Ltd. (a)	161,900	1,727
Common Stocks - continued
	Shares	Value (000s)
Technology - continued
JDA Software Group, Inc. (a)	65,784	$ 1,946
Xerox Corp.	710,000	4,920
		19,822
Telecommunications - 0.0%
Pendrell Corp. (a)	37,472	42
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (a)(l)	42,253	287
Express, Inc. (a)	291,300	4,690
		4,977
TOTAL COMMON STOCKS (Cost $140,649)		131,089
Preferred Stocks - 4.4%

Convertible Preferred Stocks - 1.6%
Automotive - 0.4%
General Motors Co. 4.75%	210,800	7,055
Electric Utilities - 0.4%
PPL Corp.:
8.75%	96,400	5,234
9.50%	44,400	2,413
		7,647
Energy - 0.3%
Apache Corp. 6.00%	21,900	1,064
Chesapeake Energy Corp. Series A, 5.75% (h)	5,700	5,002
		6,066
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00%	5,000	4,010
Metals/Mining - 0.3%
AngloGold Ashanti Holdings Finance PLC 6.00%	159,100	6,522
TOTAL CONVERTIBLE PREFERRED STOCKS		31,300
Nonconvertible Preferred Stocks - 2.8%
Banks & Thrifts - 0.8%
Ally Financial, Inc. 7.00% (h)	16,214	14,430
U.S. Bancorp Series F, 6.50%	59,998	1,741
		16,171
Consumer Products - 1.3%
Revlon, Inc. Series A 12.75%	4,464,520	24,867
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Diversified Financial Services - 0.7%
GMAC Capital Trust I Series 2, 8.125%	557,547	$ 13,593
TOTAL NONCONVERTIBLE PREFERRED STOCKS		54,631
TOTAL PREFERRED STOCKS (Cost $141,426)		85,931
Investment Companies - 0.1%

2010 Swift Mandatory Common Exchange Security Trust (h) (Cost $2,783)	253,000	2,164
Floating Rate Loans - 12.4%
		Principal Amount (000s)(e)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.7462% 3/23/14 (j)		$ 6,753	6,483
Broadcasting - 0.2%
Univision Communications, Inc. term loan 4.4957% 3/31/17 (j)		4,677	4,478
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (j)		2,430	2,473
Cable TV - 0.3%
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (j)		5,445	5,386
Chemicals - 0.1%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (j)		1,740	1,747
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (j)		394	398
			2,145
Diversified Financial Services - 0.8%
AlixPartners LLP:
Tranche 1LN, term loan 6.5% 6/29/19 (j)		8,085	8,085
Tranche 2LN, term loan 10.75% 12/29/19 (j)		8,085	8,024
			16,109
Electric Utilities - 1.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7458% 10/10/17 (j)		30,024	19,103
Floating Rate Loans - continued
		Principal Amount (000s)(e)	Value (000s)
Energy - 0.8%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (j)		$ 9,020	$ 8,964
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (j)		2,620	2,646
Everest Acquisition LLC Tranche B, term loan 6.5% 4/24/18 (j)		1,135	1,149
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (j)		2,480	2,461
			15,220
Entertainment/Film - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	337	336
Food & Drug Retail - 0.4%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (j)		8,804	8,716
Gaming - 0.5%
Harrah's Entertainment, Inc.:
Tranche B-6, term loan 5.4962% 1/28/18 (j)		6,565	5,794
Tranche B4, term loan 9.5% 10/31/16 (j)		3,433	3,468
			9,262
Homebuilders/Real Estate - 0.7%
Realogy Corp.:
Credit-Linked Deposit 4.4958% 10/10/16 (j)		722	682
term loan 4.4988% 10/10/16 (j)		12,901	12,191
			12,873
Insurance - 1.0%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (j)		8,199	8,179
Tranche 2nd LN, term loan 9% 5/24/19 (j)		5,457	5,648
Tranche B 1LN, term loan 4.75% 7/23/17 (j)		2,045	2,040
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (j)		4,225	4,489
			20,356
Leisure - 0.3%
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (j)		4,788	4,812
Metals/Mining - 0.1%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (j)		1,365	1,345
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 0% 11/8/14 (d)(j)		8,620	44
Floating Rate Loans - continued
		Principal Amount (000s)(e)	Value (000s)
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (j)		$ 274	$ 274
Restaurants - 0.6%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (j)		3,920	3,930
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.4988% 6/14/13 (j)		811	801
term loan 2.5625% 6/14/14 (j)		7,797	7,700
			12,431
Super Retail - 0.3%
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (j)		6,798	6,595
Technology - 2.3%
Avaya, Inc. term loan 3.2169% 10/27/14 (j)		5,253	4,846
First Data Corp.:
term loan 4.2468% 3/24/18 (j)		26,220	24,385
Tranche D, term loan 5.2468% 3/24/17 (j)		3,974	3,843
Kronos, Inc. Tranche B 2LN, term loan 10.4606% 6/11/18 (j)		3,521	3,539
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (j)		4,369	4,397
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 10.35% 6/16/17 (j)		3,123	3,326
			44,336
Telecommunications - 2.6%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (j)		13,696	12,292
Genesys SA Tranche B, term loan 6.75% 1/31/19 (j)		673	679
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (j)		6,580	6,564
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind		18,789	19,100
term loan 6.875% 8/11/15		11,702	11,813
			50,448
TOTAL FLOATING RATE LOANS (Cost $252,123)			243,225
Money Market Funds - 10.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	207,904,495	$ 207,904
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	4,079,375	4,079
TOTAL MONEY MARKET FUNDS (Cost $211,983)		211,983
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,993,551)		1,944,269
NET OTHER ASSETS (LIABILITIES) - 0.7%		13,880
NET ASSETS - 100%		$ 1,958,149
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $475,313,000 or 24.3% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,069,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 2,403
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 52
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 8
Station Holdco LLC	6/17/11	$ 1,450
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 117
Fidelity Securities Lending Cash Central Fund	22
Total	$ 139
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 41,332	$ 39,141	$ -	$ 2,191
Consumer Staples	24,867	-	-	24,867
Energy	22,147	17,145	5,002	-
Financials	29,774	15,344	14,430	-
Health Care	39,165	35,155	4,010	-
Industrials	4,143	4,143	-	-
Information Technology	19,822	17,944	1,878	-
Materials	22,063	15,581	-	6,482
Utilities	13,707	8,473	5,234	-
Corporate Bonds	1,269,877	-	1,269,064	813
Investment Companies	2,164	-	2,164	-
Floating Rate Loans	243,225	-	242,889	336
Money Market Funds	211,983	211,983	-	-
Total Investments in Securities:	$ 1,944,269	$ 364,909	$ 1,544,671	$ 34,689
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ 25,180
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(313)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 24,867
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2012	$ (313)
(Amounts in thousands)
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 10,763
Total Realized Gain (Loss)	(5,032)
Total Unrealized Gain (Loss)	9,068
Cost of Purchases	337
Proceeds of Sales	(2,955)
Amortization/Accretion	8
Transfers in to Level 3	35
Transfers out of Level 3	(2,402)
Ending Balance	$ 9,822
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2012	$ 3,396

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $1,979,465,000. Net unrealized depreciation aggregated $35,196,000, of which $119,095,000 related to appreciated investment securities and $154,291,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Floating Rate
High Income Fund

(A Class of Fidelity Advisor®
Floating Rate High Income Fund)

July 31, 2012

1.804976.108

FHI-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 78.5%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.4%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (e)	$ 1,972	$ 1,920
Sequa Corp. term loan 3.72% 12/3/14 (e)	24,990	24,740
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (e)	10,973	11,014
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (e)	17,920	17,938
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	75,037	75,117
Wesco Aircraft Hardware Corp. Tranche B, term loan 4.25% 4/7/17 (e)	9,206	9,206
		139,935
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche B, term loan 4.25% 3/7/16 (e)	2,955	2,911
Northwest Airlines Corp. Tranche B, term loan 3.97% 12/22/13 (e)	2,345	2,339
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (e)	13,575	13,337
US Airways Group, Inc. term loan 2.7462% 3/23/14 (e)	28,889	27,733
		46,320
Automotive - 2.8%
Allison Transmission, Inc.:
term loan 2.75% 8/7/14 (e)	20,188	20,112
Tranche B 2LN, term loan 3.75% 8/7/17 (e)	19,915	19,840
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	40,797	41,409
Delphi Corp.:
Tranche A, term loan 2.25% 3/31/16 (e)	28,900	28,611
Tranche B, term loan 3.5% 3/31/17 (e)	58,971	58,971
Federal-Mogul Corp.:
Tranche B, term loan 2.1792% 12/27/14 (e)	40,664	38,631
Tranche C, term loan 2.1865% 12/27/15 (e)	20,747	19,709
Schaeffler AG Tranche C2, term loan 6% 1/27/17 (e)	20,000	20,000
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (e)	44,000	43,560
		290,843
Broadcasting - 4.5%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (e)	36,232	35,960
Clear Channel Capital I LLC Tranche B, term loan 3.8957% 1/29/16 (e)	37,634	28,413
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Clear Channel Communications, Inc. Tranche A, term loan 3.6457% 7/30/14 (e)	$ 9,847	$ 8,813
Gray Television, Inc. Tranche B, term loan 3.75% 12/31/14 (e)	2,333	2,315
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (e)	5,277	5,251
Raycom Media, Inc. Tranche B, term loan 4.5% 5/31/17 (e)	4,950	4,913
Sinclair Television Group, Inc. Tranche B, term loan 4% 10/29/16 (e)	4,822	4,834
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (e)	53,081	53,081
Univision Communications, Inc.:
term loan 4.4957% 3/31/17 (e)	122,205	117,011
Tranche 1LN, term loan 2.2457% 9/29/14 (e)	36,248	35,523
VNU, Inc.:
term loan 2.2458% 8/9/13 (e)	11,981	11,981
Tranche B, term loan 3.9958% 5/1/16 (e)	53,083	53,150
Tranche C, term loan 3.4958% 5/1/16 (e)	104,512	103,466
		464,711
Building Materials - 0.7%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	24,144	24,055
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (e)	15,478	15,498
Tranche 2 LN, term loan 9% 10/28/17 (e)	2,253	2,303
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (e)	22,000	22,385
Nortek, Inc. Tranche B, term loan 5.2518% 4/26/17 (e)	11,532	11,632
		75,873
Cable TV - 5.6%
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B 1LN, term loan 5.25% 4/4/19 (e)	8,000	8,008
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (e)	10,474	10,461
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (e)	34,474	34,560
CCO Holdings, LLC Tranche 3LN, term loan 2.7457% 9/6/14 (e)	69,097	68,752
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (e)	89,785	88,999
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Charter Communications Operating LLC:
Tranche C, term loan 3.5% 9/6/16 (e)	$ 135,491	$ 135,328
Tranche D, term loan 4% 4/11/19 (e)	43,399	43,399
CSC Holdings, Inc.:
Tranche B2, term loan 3.4957% 3/29/16 (e)	24,511	24,482
Tranche B3, term loan 3.2452% 3/29/16 (e)	72,431	72,069
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (e)	8,000	8,010
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (e)	16,640	16,515
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (e)	2,910	2,888
UPC Broadband Holding BV:
Tranche AB, term loan 4.75% 12/31/17 (e)	10,000	10,013
Tranche T, term loan 3.7453% 12/31/16 (e)	11,448	11,362
Tranche X, term loan 3.7453% 12/31/17 (e)	21,942	21,558
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (e)	15,000	14,839
		571,243
Capital Goods - 0.6%
Rexnord LLC Tranche 1LN, term loan 5% 4/1/18 (e)	15,920	15,988
SRAM LLC. Tranche B 1LN, term loan 4.7759% 6/7/18 (e)	5,539	5,511
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (e)	43,489	43,652
		65,151
Chemicals - 3.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (e)	6,045	6,068
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (e)	3,990	3,950
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (e)	41,726	41,882
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7453% 4/2/13 (e)	51,781	51,004
Tranche C, term loan 3.2106% 10/31/16 (e)	34,646	34,733
Chemtura Corp. term loan 5.5% 8/27/16 (e)	20,000	20,076
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (e)	3,000	2,985
General Chemical Corp. Tranche B, term loan 5.0017% 10/6/15 (e)	3,541	3,541
Huntsman International LLC Tranche B, term loan:
1.8428% 4/19/14 (e)	35,736	35,646
2.8388% 4/19/17 (e)	4,950	4,851
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
INEOS U.S. Finance LLC term loan:
5.5% 4/27/15 (e)	$ 6,983	$ 7,017
6.5% 4/27/18 (e)	30,923	30,265
Kronos Worldwide, Inc. term loan 5.75% 6/13/18 (e)	4,000	3,995
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.7106% 5/15/14 (e)	4,027	4,022
Tranche 2LN, term loan 6.2106% 11/18/14 (e)	3,000	2,993
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (e)	9,965	10,065
Rockwood Specialties Group, Inc. Tranche B, term loan 3.5% 2/10/18 (e)	28,265	28,301
Styron Corp. Tranche B, term loan 6.0761% 8/2/17 (e)	10,706	9,903
Taminco Global Chemical Corp. Tranche B 1LN, term loan 5.25% 2/15/19 (e)	6,848	6,865
Tronox, Inc.:
Tranche B, term loan 4.25% 2/8/18 (e)	19,470	19,105
Tranche DD, term loan 4.25% 8/8/18 (e)	5,310	5,210
Univar NV Tranche B, term loan 5% 6/30/17 (e)	6,860	6,801
		339,278
Consumer Products - 2.8%
ACCO Brands Corp. Tranche B, term loan 4.25% 3/7/19 (e)	9,950	9,962
Jarden Corp. Tranche B, term loan 3.2453% 3/31/18 (e)	34,109	34,109
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (e)	29,179	29,252
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (e)	19,333	19,503
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (e)	15,840	15,800
Reynolds Consumer Products Holdings, Inc.:
Tranche C, term loan 6.5% 8/9/18 (e)	63,697	64,509
Tranche E, term loan 6.5% 2/9/18 (e)	84,522	84,958
Spectrum Brands Holdings, Inc. Tranche B, term loan 5% 6/17/16 (e)	6,090	6,109
Weight Watchers International, Inc. Tranche F, term loan 3.75% 3/15/19 (e)	14,963	14,906
Yankee Candle Co., Inc. Tranche B, term loan 5.25% 4/2/19 (e)	3,990	4,005
		283,113
Containers - 0.9%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	18,620	18,604
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Anchor Glass Container Corp.: - continued
Tranche 2LN, term loan 10% 9/2/16 (e)	$ 9,500	$ 9,500
Berry Plastics Holding Corp. Tranche C, term loan 2.2457% 4/3/15 (e)	10,751	10,491
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (e)	5,483	5,490
Consolidated Container Co. Tranche B, term loan 5.75% 7/3/19 (e)	6,000	6,015
Rock-Tenn Co. Tranche A, term loan 2.25% 5/27/16 (e)	15,200	15,200
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (e)	26,460	26,791
Tricorbraun, Inc. Tranche B, term loan 5.5% 4/30/18 (e)	4,000	4,010
		96,101
Diversified Financial Services - 1.5%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (e)	29,440	29,625
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	35,000	35,175
Klockner Pentaplast SA Tranche B 1LN, term loan 6.75% 12/21/16 (e)	7,000	6,991
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (e)	13,965	13,930
Residential Capital LLC Tranche A 1LN, term loan 5% 12/1/13 (e)	11,000	11,055
Royalty Pharma Finance Trust Tranche B 1LN, term loan 3.75% 11/9/16 (e)	4,942	4,917
TransUnion LLC Tranche B, term loan 5.5% 2/10/18 (e)	31,451	31,608
Vantiv LLC Tranche B, term loan 3.75% 3/27/19 (e)	20,164	20,113
		153,414
Diversified Media - 0.2%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.72% 5/31/14 (e)	1,964	1,510
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (e)	14,030	14,100
		15,610
Electric Utilities - 4.9%
Astoria Generating Co. Acquisitions LLC Tranche 2LN, term loan 4% 8/23/13 (e)	2,000	1,740
BRSP LLC term loan 7.5% 6/24/14 (e)	10,130	10,117
Calpine Corp.:
Tranche B 2LN, term loan 4.5% 4/1/18 (e)	8,910	8,999
Tranche B, term loan 4.5% 4/1/18 (e)	100,885	101,893
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Covanta Energy Corp. Tranche B, term loan 4% 3/28/19 (e)	$ 10,973	$ 10,945
Dynegy, Inc.:
(Coal) Tranche B, term loan 9.25% 8/5/16 (e)	10,451	10,722
(Gas) Tranche B, term loan 9.25% 8/5/16 (e)	34,888	36,214
EquiPower Resources Holdings LLC Tranche B 1LN, term loan 6.5% 12/21/18 (e)	8,000	7,980
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (e)	41,205	41,514
NRG Energy, Inc. Tranche B, term loan 4% 7/1/18 (e)	80,215	80,616
NSG Holdings LLC:
Credit-Linked Deposit 1.9679% 6/15/14 (e)	247	241
Tranche B, term loan 1.9679% 6/15/14 (e)	305	298
Tempus Public Foundation Generation Holdings LLC:
Credit-Linked Deposit 2.4606% 12/15/13 (e)	983	974
Tranche 2LN, term loan 4.7106% 12/15/14 (e)	24,776	24,156
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7458% 10/10/14 (e)	83,117	57,974
4.7458% 10/10/17 (e)	47,252	30,064
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	78,808	78,911
		503,358
Energy - 1.1%
Alon USA, Inc. term loan 2.4957% 8/4/13 (e)	2,992	2,902
CCS, Inc. Tranche B, term loan 3.2457% 11/14/14 (e)	12,891	12,537
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (e)	40,000	39,750
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (e)	986	996
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	30,000	29,525
Everest Acquisition LLC Tranche B, term loan 6.5% 4/24/18 (e)	5,000	5,063
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (e)	6,000	5,955
MEG Energy Corp. Tranche B, term loan 4% 3/18/18 (e)	10,918	10,918
Sheridan Production Partners LP term loan 6.5% 4/20/17 (e)	3,840	3,869
		111,515
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.3%
Cinemark USA, Inc. Tranche B-2, term loan 3.5443% 4/30/16 (e)	$ 2,962	$ 2,962
Regal Cinemas Corp. Tranche B, term loan 3.2891% 8/23/17 (e)	28,060	27,900
		30,862
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.25% 3/30/14 (e)	402	345
Food & Drug Retail - 1.4%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (e)	48,808	48,564
Rite Aid Corp.:
Tranche 5 LN, term loan 4.5% 3/3/18 (e)	24,657	24,287
Tranche ABL, term loan 2% 6/4/14 (e)	19,569	19,178
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (e)	11,970	11,850
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (e)	3,990	3,950
SUPERVALU, Inc.:
Tranche B 3LN, term loan 5% 4/29/18 (e)	26,292	26,144
Tranche B2, term loan 3.9957% 10/5/15 (e)	6,087	6,055
		140,028
Food/Beverage/Tobacco - 1.1%
B&G Foods, Inc. Tranche B, term loan 4.5% 11/30/18 (e)	2,985	2,996
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.75% 2/11/16 (e)	6,779	6,769
Dean Foods Co. Tranche B, term loan:
3.25% 4/2/16 (e)	24,413	24,139
3.5% 4/2/17 (e)	18,755	18,544
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (e)	14,134	13,834
Earthbound Holdings III LLC Tranche B, term loan 5.75% 12/21/16 (e)	6,895	6,895
JBS USA LLC Tranche B, term loan 4.25% 5/25/18 (e)	10,910	10,746
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (e)	20,170	20,120
Pinnacle Foods Finance LLC:
term loan 2.7453% 4/4/14 (e)	3,359	3,342
Tranche E, term loan 4.75% 9/27/18 (e)	3,990	3,970
		111,355
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - 1.5%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (e)	$ 3,990	$ 3,990
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (e)	23,570	23,629
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2462% 1/28/15 (e)	12,688	11,562
Tranche B2, term loan 3.2462% 1/28/15 (e)	3,890	3,545
Tranche B3, term loan 3.2473% 1/28/15 (e)	8,615	7,850
Tranche B4, term loan 9.5% 10/31/16 (e)	3,980	4,019
Las Vegas Sands Corp. term loan 2.84% 11/23/15 (e)	5,888	5,771
Las Vegas Sands LLC:
term loan 1.84% 5/23/14 (e)	6,149	6,111
Tranche B, term loan:
1.84% 5/23/14 (e)	30,109	29,921
2.84% 11/23/16 (e)	17,724	17,436
Tranche I, term loan 2.84% 11/23/16 (e)	3,562	3,504
Motor City Casino Tranche B, term loan 6% 3/1/17 (e)	4,815	4,755
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (e)	18,810	18,857
Pinnacle Entertainment, Inc. Tranche B, term loan 4% 3/19/19 (e)	9,975	9,925
		150,875
Healthcare - 15.9%
Alere, Inc. Tranche B 2LN, term loan 4.75% 6/30/17 (e)	2,993	2,974
Bausch & Lomb, Inc.:
Tranche B, term loan 5.25% 5/18/19 (e)	71,440	71,440
Tranche DD, term loan 2.5938% 6/30/15 (e)(h)	12,000	12,000
Biomet, Inc. term loan 3.3748% 3/25/15 (e)	28,267	28,163
Carestream Health, Inc. term loan 5% 2/25/17 (e)	2,961	2,863
Community Health Systems, Inc.:
term loan 3.9667% 1/25/17 (e)	204,485	203,090
Tranche B, term loan 2.5774% 7/25/14 (e)	126,278	125,867
DaVita, Inc.:
Tranche A, term loan 2.75% 10/20/15 (e)	37,694	37,600
Tranche B, term loan 4.5% 10/20/16 (e)	86,217	86,648
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	49,231	47,385
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	31,809	31,730
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (e)	16,308	16,308
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 1.8356% 3/31/13 (e)	$ 37,954	$ 37,954
Fresenius SE:
Tranche D 1LN, term loan 3.5% 9/10/14 (e)	37,644	37,550
Tranche D 2LN, term loan 3.5% 9/10/14 (e)	22,994	22,936
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (e)	32,764	32,723
Hanger, Inc. Tranche C, term loan 4.0103% 12/1/16 (e)	7,851	7,803
HCA, Inc.:
Tranche A 3LN, term loan 3.4957% 2/2/16 (e)	326,507	323,245
Tranche B2, term loan 3.7106% 3/31/17 (e)	125,201	123,323
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	6,870	6,664
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (e)	35,969	35,969
Hologic, Inc. Tranche B, term loan 4.5% 7/19/19 (e)	19,000	19,071
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (e)	47,597	47,540
Kinetic Concepts, Inc. Tranche B-1, term loan 7% 5/4/18 (e)	24,863	25,173
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (e)	13,930	14,084
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (e)	10,900	10,873
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (e)	9,900	9,739
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 6% 6/29/18 (e)	6,000	5,993
Tranche 2LN, term loan 9% 6/29/19 (e)	3,000	3,005
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (e)	2,981	2,981
Sun Healthcare Group, Inc. Tranche B, term loan 8.75% 10/18/16 (e)	2,067	2,053
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (e)	6,930	6,757
Universal Health Services, Inc.:
term loan 3.75% 11/15/16 (e)	92,756	92,524
Tranche A, term loan 2.2175% 11/15/15 (e)	11,086	10,975
Valeant Pharmaceuticals International Tranche B, term loan 4.75% 2/13/19 (e)	34,913	34,869
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (e)	26,006	25,941
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
VWR Funding, Inc. term loan 2.7457% 6/29/14 (e)	$ 12,368	$ 12,354
Warner Chilcott Co. LLC Tranche B, term loan 4.25% 3/14/18 (e)	8,880	8,892
		1,627,059
Homebuilders/Real Estate - 1.2%
Capital Automotive LP term loan 5.25% 3/11/17 (e)	8,613	8,613
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.4968% 11/9/15 (e)	6,600	6,553
Tranche B, term loan 3.4968% 11/9/16 (e)	23,941	23,851
CB Richard Ellis Services, Inc.:
Tranche C, term loan 3.4957% 3/4/18 (e)	40,600	40,295
Tranche D, term loan 3.7488% 9/4/19 (e)	22,770	22,580
RE/MAX LLC term loan 5.5% 4/14/16 (e)	3,529	3,512
Realogy Corp.:
Credit-Linked Deposit 3.2458% 10/10/13 (e)	3,824	3,575
Credit-Linked Deposit 4.4958% 10/10/16 (e)	725	685
term loan 4.4988% 10/10/16 (e)	9,270	8,761
		118,425
Insurance - 0.6%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (e)	41,740	41,635
Tranche 2nd LN, term loan 9% 5/24/19 (e)	4,013	4,153
CNO Financial Group, Inc. Tranche B, term loan 6.25% 9/30/16 (e)	10,107	10,133
USI Holdings Corp. Tranche B, term loan 2.75% 5/4/14 (e)	9,416	9,298
		65,219
Leisure - 0.9%
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (e)	17,011	16,969
FGI Operating Co., LLC term loan 5.5% 4/19/19 (e)	4,000	4,010
Formula One Holdings Tranche B, term loan 5.75% 4/28/17 (e)	12,963	12,995
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	37,533	37,395
Six Flags, Inc. Tranche B, term loan 4.25% 12/20/18 (e)	22,000	21,945
		93,314
Metals/Mining - 2.2%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (e)	20,000	19,700
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	1,510	1,495
Novelis, Inc. Tranche B, term loan 4% 3/10/17 (e)	85,263	84,624
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Oxbow Carbon LLC Tranche B 1LN, term loan 3.8525% 5/8/16 (e)	$ 9,966	$ 9,941
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (e)	7,376	7,339
Walter Energy, Inc.:
Tranche A, term loan 3.4577% 4/1/16 (e)	9,896	9,797
Tranche B, term loan 4% 4/1/18 (e)	88,014	86,914
		219,810
Paper - 0.0%
White Birch Paper Co. Tranche 1LN, term loan 5/8/14 (c)	1,995	189
Publishing/Printing - 0.8%
Cenveo Corp. Tranche B, term loan 6.625% 12/21/16 (e)	4,736	4,701
Dex Media East LLC term loan 2.9588% 10/24/14 (e)	8,224	4,276
Dex Media West LLC/Dex Media West Finance Co. term loan 7.25% 10/24/14 (e)	1,852	1,102
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (e)	16,703	16,703
Newsday LLC term loan 10.5% 8/1/13	7,406	7,471
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	11,245	10,964
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (e)	41,874	38,210
		83,427
Restaurants - 1.0%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (e)	33,636	33,720
DineEquity, Inc. Tranche B 1LN, term loan 4.2698% 10/19/17 (e)	8,374	8,384
Dunkin Brands, Inc. Tranche B2, term loan 4% 11/23/17 (e)	37,280	37,001
Focus Brands, Inc. Tranche B 1LN, term loan 6.276% 2/21/18 (e)	4,739	4,769
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (e)	7,980	8,000
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (e)	1,995	2,005
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.4988% 6/14/13 (e)	148	146
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
OSI Restaurant Partners, Inc.: - continued
term loan 2.5625% 6/14/14 (e)	$ 1,959	$ 1,934
Wok Acquisition Corp. Tranche B, term loan 6.25% 6/22/19 (e)	6,000	6,045
		102,004
Services - 3.3%
Allied Security Holdings LLC Tranche B 1LN, term loan 5.25% 2/4/17 (e)	7,406	7,345
ARAMARK Corp.:
Credit-Linked Deposit 2.1208% 1/26/14 (e)	2,528	2,512
Credit-Linked Deposit 3.4953% 7/26/16 (e)	3,579	3,547
Tranche B, term loan 3.4957% 7/26/16 (e)	54,415	53,939
Tranche C, term loan 3.646% 7/26/16 (e)	53,744	53,274
3.4935% 7/26/16 (e)	4,522	4,482
Avis Budget Group, Inc. Tranche B, term loan 6.25% 9/22/18 (e)	3,384	3,409
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5% 2/7/14 (e)	6,482	6,125
Brickman Group Holdings, Inc. Tranche B 1LN, term loan 5.5% 10/14/16 (e)	4,000	4,000
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (e)	38,507	38,219
Interactive Data Corp. Tranche B, term loan 4.5% 2/11/18 (e)	30,650	30,727
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (e)	13,845	13,914
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	2,652	2,639
ServiceMaster Co.:
term loan 2.7981% 7/24/14 (e)	85,954	85,417
Tranche DD, term loan 2.75% 7/24/14 (e)	6,808	6,765
SymphonyIRI Group, Inc. Tranche B, term loan 5% 12/1/17 (e)	10,883	10,801
The Geo Group, Inc.:
Tranche A 2LN, term loan 3.2823% 8/4/15 (e)	1,875	1,866
Tranche B, term loan 3.75% 8/4/16 (e)	6,386	6,354
U.S. Foodservice Tranche B, term loan 2.75% 7/3/14 (e)	3,176	3,076
		338,411
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Shipping - 0.2%
Ozburn Hessey Holding Co. LLC Tranche 2LN, term loan 11.5% 10/8/16 (e)	$ 1,000	$ 860
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (e)	17,432	17,519
		18,379
Specialty Retailing - 0.5%
Michaels Stores, Inc.:
Tranche B1, term loan 2.75% 10/31/13 (e)	43,542	43,651
Tranche B2, term loan 5% 7/31/16 (e)	9,596	9,656
		53,307
Steel - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	2,985	2,985
Super Retail - 2.3%
Academy Ltd. Tranche B, term loan 6% 8/3/18 (e)	11,940	12,000
Bass Pro Shops LLC. Tranche B, term loan 5.25% 6/13/17 (e)	11,388	11,445
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 5.25% 9/30/18 (e)	11,940	11,970
Dollar General Corp.:
Tranche B1, term loan 2.9957% 7/6/14 (e)	26,244	26,212
Tranche B2, term loan 2.9957% 7/6/14 (e)	4,000	3,990
Tranche C, term loan 2.9957% 7/6/17 (e)	10,000	9,988
Evergreen Acquisition Co. Tranche B, term loan 7.25% 7/9/19 (e)	6,000	6,053
Gymboree Corp. term loan 5% 2/23/18 (e)	9,536	9,146
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (e)	43,292	42,807
Leslie's Poolmart, Inc. Tranche B, term loan 4.5% 11/30/17 (e)	5,910	5,866
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (e)	4,000	3,966
Party City Corp. Tranche B, term loan 5.75% 7/27/19 (e)	16,000	16,070
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	35,878	35,765
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (e)	1,943	1,936
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	7,920	7,682
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (e)	$ 18,668	$ 17,594
Tranche B2, term loan 5.25% 5/25/18 (e)	8,910	8,264
		230,754
Technology - 7.3%
Avaya, Inc.:
term loan 3.2169% 10/27/14 (e)	51,645	47,642
Tranche B 3LN, term loan 4.9669% 10/26/17 (e)	14,611	12,784
CDW Corp. Tranche B, term loan:
3.7488% 10/10/14 (e)	12,014	12,014
4% 7/15/17 (e)	17,702	17,348
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (e)	13,965	14,105
Fidelity National Information Services, Inc. Tranche A 2LN, term loan 2.4953% 7/18/14 (e)	10,923	10,895
First Data Corp.:
term loan 4.2468% 3/24/18 (e)	24,079	22,393
Tranche B1, term loan 2.9968% 9/24/14 (e)	95,535	92,709
Tranche B2, term loan 2.9968% 9/24/14 (e)	9,000	8,734
Tranche B3, term loan 2.9968% 9/24/14 (e)	20,949	20,329
Tranche D, term loan 5.2468% 3/24/17 (e)	38,529	37,253
Flextronics International Ltd.:
Tranche B A1, term loan 2.4957% 10/1/14 (e)	879	871
Tranche B A2, term loan 2.4957% 10/1/14 (e)	1,353	1,341
Tranche B A3, term loan 2.4957% 10/1/14 (e)	1,578	1,564
Tranche B-A, term loan 2.4957% 10/1/14 (e)	3,059	3,032
Freescale Semiconductor, Inc. term loan 4.4953% 12/1/16 (e)	130,054	122,576
Generac Power Systems, Inc. Tranche B, term loan 6.25% 5/30/18 (e)	4,000	4,020
Kronos, Inc.:
Tranche B 1LN, term loan 5.2106% 6/11/17 (e)	2,796	2,796
Tranche B 2LN, term loan 10.4606% 6/11/18 (e)	5,750	5,779
Lawson Software, Inc.:
Tranche B 1LN, term loan 5.75% 10/5/16 (e)	2,888	2,906
Tranche B, term loan 6.25% 4/5/18 (e)	2,993	3,011
NXP BV:
term loan 4.5% 3/4/17 (e)	74,962	74,025
Tranche A 2LN, term loan 5.5% 3/4/17 (e)	29,790	29,827
Tranche A6, term loan 5.25% 3/19/19 (e)	9,975	9,925
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	22,535	22,478
Rovi Corp. Tranche A, term loan 2.75% 2/7/16 (e)	5,796	5,651
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (e)	$ 44,753	$ 44,809
Spansion, Inc. term loan 4.75% 2/9/15 (e)	7,910	7,930
SunGard Data Systems, Inc.:
term loan 3.935% 2/28/16 (e)	18,124	18,124
Tranche B, term loan 3.7452% 2/28/14 (e)	13,767	13,750
Tranche C, term loan 3.9958% 2/28/17 (e)	61,540	61,540
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 7.4419% 12/16/16 (e)	3,960	3,955
Syniverse Holdings, Inc. Tranche B, term loan 5% 4/23/19 (e)	10,000	9,950
		746,066
Telecommunications - 6.7%
Consolidated Communications, Inc. term loan 2.75% 12/31/14 (e)	10,018	9,967
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (e)	47,767	47,710
Digicel International Finance Ltd. Tranche D 1LN, term loan 4% 3/31/17 (e)	4,000	3,720
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	13,384	12,012
Genesys SA Tranche B, term loan 6.75% 1/31/19 (e)	1,995	2,012
Intelsat Jackson Holdings SA:
term loan 3.2488% 2/1/14 (e)	84,000	82,656
Tranche B, term loan 5.25% 4/2/18 (e)	178,825	178,825
Level 3 Financing, Inc.:
term loan 2.6469% 3/13/14 (e)	50,000	49,815
Tranche B 2LN, term loan 5.75% 9/1/18 (e)	1,000	1,003
Tranche B 3LN, term loan 5.75% 9/1/18 (e)	8,780	8,802
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4% 3/17/18 (e)	70,805	70,274
Tranche B, term loan 4.071% 11/3/16 (e)	14,346	14,310
NTELOS, Inc. Tranche B, term loan 4% 8/7/15 (e)	2,444	2,432
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (e)	62,000	61,845
Time Warner Telecom, Inc.:
Tranche B 1LN, term loan 2% 1/7/13 (e)	4,628	4,628
Tranche B, term loan 3.5% 12/30/16 (e)	4,745	4,745
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	48,469	49,270
term loan 6.875% 8/11/15	44,301	44,719
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Windstream Corp.:
Tranche B1, term loan 1.9022% 7/17/13 (e)	$ 11,467	$ 11,439
Tranche B2, term loan 3.1522% 12/17/15 (e)	21,471	21,418
		681,602
Textiles & Apparel - 0.5%
Levi Strauss & Co. term loan 2.4953% 4/4/14 (e)	3,000	2,940
Phillips-Van Heusen Corp.:
term loan 3% 1/31/16 (e)	6,475	6,459
Tranche B, term loan 3.5% 5/6/16 (e)	24,021	24,021
Warnaco, Inc. Tranche B, term loan 3.75% 6/17/18 (e)	13,860	13,825
		47,245
TOTAL FLOATING RATE LOANS (Cost $7,991,541)		8,018,126
Nonconvertible Bonds - 9.6%

Air Transportation - 0.1%
Continental Airlines, Inc. 3.5919% 6/2/13 (e)	6,641	6,483
Continental Airlines, Inc. 9.25% 5/10/17	2,346	2,569
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,598	1,690
United Air Lines, Inc. 9.875% 8/1/13 (d)	3,793	3,935
		14,677
Automotive - 0.6%
Delphi Corp. 5.875% 5/15/19	18,610	20,006
General Motors Acceptance Corp. 2.6669% 12/1/14 (e)	40,000	38,872
		58,878
Banks & Thrifts - 1.3%
Ally Financial, Inc.:
3.6669% 2/11/14 (e)	52,000	52,455
4.625% 6/26/15	4,000	4,127
Bank of America Corp. 1.8671% 1/30/14 (e)	3,250	3,249
GMAC LLC 2.6669% 12/1/14 (e)	70,187	68,081
Regions Financial Corp. 5.75% 6/15/15	3,000	3,199
		131,111
Cable TV - 0.0%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	2,000	2,155
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 0.9%
Georgia Gulf Corp. 9% 1/15/17 (d)	$ 4,000	$ 4,510
INEOS Finance PLC 8.375% 2/15/19 (d)	4,520	4,638
LyondellBasell Industries NV 6% 11/15/21	2,980	3,379
NOVA Chemicals Corp. 3.8549% 11/15/13 (e)	74,664	74,664
		87,191
Consumer Products - 0.1%
Libbey Glass, Inc. 6.875% 5/15/20 (d)	4,000	4,240
Reddy Ice Corp. 11.25% 3/15/15	2,000	1,940
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (d)	4,000	4,570
		10,750
Containers - 0.8%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	2,630	2,814
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (d)	2,545	2,723
Berry Plastics Corp.:
5.2051% 2/15/15 (e)	60,000	60,078
8.25% 11/15/15	4,000	4,230
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,243
		77,088
Diversified Financial Services - 1.4%
CIT Group, Inc.:
4.75% 2/15/15 (d)	14,000	14,561
5% 5/15/17	7,000	7,280
5.25% 4/1/14 (d)	45,000	46,913
International Lease Finance Corp.:
4.875% 4/1/15	4,000	4,110
5.625% 9/20/13	12,000	12,375
5.875% 5/1/13	21,405	21,994
6.25% 5/15/19	10,000	10,513
6.375% 3/25/13	13,000	13,325
SLM Corp. 0.7511% 1/27/14 (e)	14,000	13,546
		144,617
Diversified Media - 0.3%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,135
Series B, 9.25% 12/15/17	12,485	13,484
		31,619
Electric Utilities - 0.9%
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,340
Energy Future Holdings Corp. 10% 1/15/20	54,320	58,530
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	$ 5,000	$ 5,513
11.75% 3/1/22 (d)	11,000	11,385
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (d)	6,000	4,440
The AES Corp. 7.75% 3/1/14	3,000	3,248
		87,456
Energy - 0.0%
Continental Resources, Inc. 7.125% 4/1/21	2,000	2,250
Environmental - 0.0%
Clean Harbors, Inc. 5.25% 8/1/20 (d)	4,000	4,125
Gaming - 0.0%
Ameristar Casinos, Inc. 7.5% 4/15/21 (d)	3,000	3,225
Healthcare - 0.2%
Health Management Associates, Inc. 7.375% 1/15/20 (d)	3,420	3,694
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	18,141
		21,835
Metals/Mining - 0.5%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,823
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (d)	39,705	40,447
8.25% 11/1/19 (d)	5,000	5,250
		52,520
Paper - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	2,842	3,190
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (d)	3,000	2,385
		5,575
Services - 0.4%
ARAMARK Corp. 3.9659% 2/1/15 (e)	12,000	11,955
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9669% 5/15/14 (e)	19,000	18,763
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (d)(e)	5,000	5,400
		36,118
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Shipping - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	$ 3,000	$ 2,790
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	6,541
		9,331
Super Retail - 0.0%
Dollar General Corp. 4.125% 7/15/17	5,000	5,200
Technology - 0.2%
Jabil Circuit, Inc. 4.7% 9/15/22	4,000	4,000
NXP BV/NXP Funding LLC 3.2051% 10/15/13 (e)	14,255	14,202
		18,202
Telecommunications - 1.6%
Intelsat Ltd. 11.25% 6/15/16	4,703	4,950
iPCS, Inc.:
2.5909% 5/1/13 (e)	72,852	72,306
3.7159% 5/1/14 pay-in-kind (e)	69,150	67,767
Qwest Corp. 3.7179% 6/15/13 (e)	11,000	11,080
Sprint Capital Corp. 6.875% 11/15/28	4,000	3,600
Sprint Nextel Corp. 9% 11/15/18 (d)	3,000	3,510
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	3,000	3,105
		166,318
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 4.1129% 12/15/14 (e)	6,506	6,506
TOTAL NONCONVERTIBLE BONDS (Cost $949,950)		976,747
Commercial Mortgage Securities - 0.0%

Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.992% 11/15/15 (d)(e) (Cost $6,192)	6,527	6,233
Common Stocks - 0.2%
	Shares
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	578
ION Media Networks, Inc. (a)	2,842	1,344
		1,922
Chemicals - 0.1%
LyondellBasell Industries NV Class A	245,292	10,923
Common Stocks - continued
	Shares	Value (000s)
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	$ 551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	354
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	1,760
Hotels - 0.1%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	1,994
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(f)	13,699	26
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	209
TOTAL COMMON STOCKS (Cost $18,459)		17,739
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 11.9%

Fidelity Cash Central Fund, 0.17% (b) (Cost $1,214,210)	1,214,210,207	1,214,210
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 7/31/12 due 8/1/12 (Collateralized by U.S. Government Obligations) # (Cost $6,230)	6,230	6,230
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $10,186,582)		10,239,285
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(24,694)
NET ASSETS - 100%		$ 10,214,591
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,288,000 or 1.9% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 26

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $6,900,000 and $6,900,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$6,230,000 due 8/01/12 at 0.17%
Barclays Capital, Inc.	$ 1,744
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,206
UBS Securities LLC	3,280
$ 6,230
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,197
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,702	$ 578	$ -	$ 5,124
Financials	551	-	-	551
Materials	10,923	10,923	-	-
Telecommunication Services	209	209	-	-
Utilities	354	354	-	-
Floating Rate Loans	8,018,126	-	8,018,126	-
Corporate Bonds	976,747	-	976,747	-
Commercial Mortgage Securities	6,233	-	6,233	-
Other	-	-	-	-
Money Market Funds	1,214,210	1,214,210	-	-
Cash Equivalents	6,230	-	6,230	-
Total Investments in Securities:	$ 10,239,285	$ 1,226,274	$ 9,007,336	$ 5,675
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $10,090,744,000. Net unrealized appreciation aggregated $148,541,000, of which $207,755,000 related to appreciated investment securities and $59,214,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

1.804861.108

AHI-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.7%
	Principal Amount	Value
Aerospace - 0.2%
Huntington Ingalls Industries, Inc. 6.875% 3/15/18	$ 1,685,000	$ 1,794,525
Air Transportation - 2.4%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,355,921	1,450,835
6.25% 10/22/21	2,275,000	2,320,500
6.75% 9/15/15 (c)	5,315,000	5,501,025
Continental Airlines, Inc. 9.25% 5/10/17	1,669,534	1,828,140
Delta 2012-1B Pass Through Trust 6.875% 5/7/19 (c)	2,735,000	2,769,188
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,375,000	1,375,000
6.75% 11/23/15	1,375,000	1,395,625
8.021% 8/10/22	1,338,394	1,366,902
8.954% 8/10/14	1,146,207	1,169,131
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	384,654	396,194
United Air Lines, Inc. 9.875% 8/1/13 (c)	445,000	461,688
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,013,495	993,225
9.75% 1/15/17	1,335,532	1,525,845
12% 1/15/16 (c)	420,815	454,480
		23,007,778
Automotive - 6.1%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	6,425,000	6,682,000
8.25% 6/15/21	5,235,000	5,418,225
Dana Holding Corp.:
6.5% 2/15/19	985,000	1,044,100
6.75% 2/15/21	1,210,000	1,300,750
Delphi Corp.:
5.875% 5/15/19	3,140,000	3,375,500
6.125% 5/15/21	1,670,000	1,822,388
Ford Motor Co. 7.45% 7/16/31	5,515,000	6,845,494
Ford Motor Credit Co. LLC:
3.875% 1/15/15	6,360,000	6,585,367
4.25% 2/3/17	2,260,000	2,359,011
5% 5/15/18	3,255,000	3,469,365
5.875% 8/2/21	1,615,000	1,783,438
6.625% 8/15/17	2,745,000	3,129,300
7% 4/15/15	2,330,000	2,574,650
8% 12/15/16	1,975,000	2,334,373
12% 5/15/15	4,250,000	5,254,275
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
General Motors Financial Co., Inc. 6.75% 6/1/18	$ 1,800,000	$ 1,966,500
Tenneco, Inc.:
6.875% 12/15/20	1,405,000	1,515,644
7.75% 8/15/18	1,160,000	1,255,700
		58,716,080
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
3.6669% 2/11/14 (d)	2,635,000	2,658,056
4.625% 6/26/15	1,965,000	2,027,393
5.5% 2/15/17	3,035,000	3,171,575
7.5% 9/15/20	1,735,000	2,023,444
		9,880,468
Broadcasting - 1.4%
Allbritton Communications Co. 8% 5/15/18	2,080,000	2,194,400
Univision Communications, Inc.:
6.875% 5/15/19 (c)	2,590,000	2,693,600
7.875% 11/1/20 (c)	825,000	886,875
8.5% 5/15/21 (c)	5,920,000	5,964,400
UPC Holding BV 9.875% 4/15/18 (c)	1,085,000	1,198,925
		12,938,200
Building Materials - 3.0%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	1,725,000	1,884,563
6.875% 8/15/18 (c)	3,305,000	3,561,138
Griffon Corp. 7.125% 4/1/18	2,210,000	2,314,975
HD Supply, Inc.:
8.125% 4/15/19 (c)	6,210,000	6,753,375
11% 4/15/20 (c)	935,000	1,019,150
Headwaters, Inc. 7.625% 4/1/19	4,735,000	4,735,000
Masco Corp. 5.95% 3/15/22	3,400,000	3,554,166
Texas Industries, Inc. 9.25% 8/15/20	2,250,000	2,379,375
USG Corp. 7.875% 3/30/20 (c)	2,680,000	2,850,850
		29,052,592
Cable TV - 5.3%
Cablevision Systems Corp. 7.75% 4/15/18	960,000	1,044,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	4,325,000	4,681,813
6.625% 1/31/22	2,050,000	2,231,938
7% 1/15/19	5,280,000	5,781,600
7.25% 10/30/17	4,920,000	5,399,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.875% 4/30/18	$ 2,520,000	$ 2,749,950
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	7,265,000	7,828,038
CSC Holdings LLC:
6.75% 11/15/21 (c)	2,045,000	2,236,617
8.625% 2/15/19	1,270,000	1,489,075
DISH DBS Corp. 4.625% 7/15/17 (c)	4,860,000	4,945,050
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (c)	890,000	952,300
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.5% 3/15/19 (c)	660,000	711,150
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (c)	355,000	384,288
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	1,665,000	1,727,438
UPCB Finance V Ltd. 7.25% 11/15/21 (c)	3,505,000	3,719,506
UPCB Finance VI Ltd. 6.875% 1/15/22 (c)	865,000	895,275
Zayo Escrow Corp.:
8.125% 1/1/20 (c)	2,425,000	2,561,406
10.125% 7/1/20 (c)	1,010,000	1,073,125
		50,412,269
Capital Goods - 0.9%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,040,000	2,193,000
JB Poindexter & Co., Inc. 9% 4/1/22 (c)	3,615,000	3,605,963
Terex Corp. 6.5% 4/1/20	2,585,000	2,675,475
		8,474,438
Chemicals - 1.6%
Celanese US Holdings LLC 6.625% 10/15/18	430,000	471,925
INEOS Finance PLC:
7.5% 5/1/20 (c)	735,000	746,025
8.375% 2/15/19 (c)	3,975,000	4,079,145
Kinove German Bondco GmbH 9.625% 6/15/18 (c)	2,307,000	2,416,583
LyondellBasell Industries NV:
5% 4/15/19	3,390,000	3,635,775
5.75% 4/15/24	1,445,000	1,629,238
6% 11/15/21	635,000	719,963
NOVA Chemicals Corp. 3.8549% 11/15/13 (d)	1,630,000	1,630,000
		15,328,654
Consumer Products - 0.3%
NBTY, Inc. 9% 10/1/18	2,910,000	3,244,650
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - 2.0%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	$ 3,630,000	$ 3,884,100
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (c)	235,000	251,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.75% 10/15/16	550,000	577,500
7.875% 8/15/19	1,945,000	2,144,363
8.5% 5/15/18 (b)	870,000	876,525
9.875% 8/15/19 (c)	1,535,000	1,627,100
9.875% 8/15/19	5,345,000	5,665,700
Sealed Air Corp.:
8.125% 9/15/19 (c)	1,470,000	1,646,400
8.375% 9/15/21 (c)	1,470,000	1,661,100
Tekni-Plex, Inc. 9.75% 6/1/19 (c)	895,000	926,325
		19,260,563
Diversified Financial Services - 7.1%
Aircastle Ltd.:
6.75% 4/15/17	1,375,000	1,443,750
9.75% 8/1/18	3,540,000	4,000,200
CIT Group, Inc.:
4.25% 8/15/17	2,190,000	2,190,000
4.75% 2/15/15 (c)	2,030,000	2,111,417
5% 5/15/17	2,225,000	2,314,000
5% 8/15/22	1,740,000	1,740,000
5.25% 3/15/18	3,365,000	3,562,694
5.375% 5/15/20	1,485,000	1,555,538
5.5% 2/15/19 (c)	2,810,000	2,964,550
6.625% 4/1/18 (c)	2,045,000	2,239,275
7% 5/2/16 (c)	3,783,000	3,797,186
7% 5/2/17 (c)	3,044,797	3,056,215
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	3,990,000	4,194,488
8% 1/15/18	8,380,000	8,903,750
8% 1/15/18 (c)	795,000	842,700
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	870,000	626,400
International Lease Finance Corp.:
4.875% 4/1/15	2,305,000	2,368,388
5.65% 6/1/14	900,000	931,500
5.75% 5/15/16	3,280,000	3,394,800
5.875% 4/1/19	1,025,000	1,065,771
6.25% 5/15/19	1,485,000	1,561,106
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
8.625% 9/15/15	$ 4,640,000	$ 5,231,600
8.625% 1/15/22	2,750,000	3,308,434
8.75% 3/15/17	760,000	883,500
8.875% 9/1/17	3,060,000	3,564,900
		67,852,162
Diversified Media - 1.0%
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	2,715,000	3,047,588
11.5% 5/1/16	941,000	1,058,625
11.625% 2/1/14	1,317,000	1,495,585
Quebecor Media, Inc.:
7.75% 3/15/16	1,623,000	1,675,748
7.75% 3/15/16	2,425,000	2,503,813
		9,781,359
Electric Utilities - 6.4%
Atlantic Power Corp. 9% 11/15/18 (c)	3,340,000	3,481,950
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	3,580,000	3,884,300
Dolphin Subsidiary II, Inc. 6.5% 10/15/16 (c)	2,860,000	3,146,000
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (c)	1,130,000	1,209,100
9.375% 5/1/20 (c)	1,865,000	2,009,538
GenOn Energy, Inc.:
9.5% 10/15/18	2,190,000	2,414,475
9.875% 10/15/20	1,745,000	1,910,775
InterGen NV 9% 6/30/17 (c)	2,470,000	2,402,075
IPALCO Enterprises, Inc. 5% 5/1/18	980,000	1,005,382
Mirant Americas Generation LLC:
8.5% 10/1/21	3,505,000	3,645,200
9.125% 5/1/31	3,700,000	3,811,000
NSG Holdings II, LLC 7.75% 12/15/25 (c)	7,675,000	7,790,125
NV Energy, Inc. 6.25% 11/15/20	2,125,000	2,460,771
Otter Tail Corp. 9% 12/15/16	1,675,000	1,817,375
Puget Energy, Inc.:
5.625% 7/15/22 (c)	775,000	816,618
6.5% 12/15/20	2,115,000	2,347,650
RRI Energy, Inc. 7.625% 6/15/14	7,180,000	7,646,700
The AES Corp.:
7.375% 7/1/21 (c)	2,405,000	2,750,719
7.75% 10/15/15	1,630,000	1,845,975
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
The AES Corp.: - continued
8% 10/15/17	$ 3,010,000	$ 3,491,600
9.75% 4/15/16	905,000	1,088,263
		60,975,591
Energy - 11.5%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	1,175,000	1,210,250
6.5% 5/20/21	442,000	459,680
Antero Resources Finance Corp.:
7.25% 8/1/19	1,270,000	1,339,850
9.375% 12/1/17	2,900,000	3,190,000
Berry Petroleum Co. 6.375% 9/15/22	1,945,000	2,056,838
Chesapeake Energy Corp.:
6.125% 2/15/21	4,595,000	4,491,613
6.775% 3/15/19	1,385,000	1,357,300
6.875% 11/15/20	1,380,000	1,366,200
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,030,000	1,027,425
6.125% 7/15/22	2,375,000	2,392,813
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	1,135,000	1,032,850
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	940,000	954,100
Denbury Resources, Inc. 6.375% 8/15/21	1,555,000	1,648,300
Edgen Murray Corp. 12.25% 1/15/15	3,295,000	3,344,425
Energy Transfer Equity LP 7.5% 10/15/20	2,025,000	2,313,563
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	2,013,000	1,997,903
Exterran Holdings, Inc. 7.25% 12/1/18	3,260,000	3,227,400
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,450,000	1,366,625
Forbes Energy Services Ltd. 9% 6/15/19	3,200,000	3,056,000
Frontier Oil Corp.:
6.875% 11/15/18	880,000	932,800
8.5% 9/15/16	1,990,000	2,089,500
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20 (c)	940,000	954,100
8% 9/1/17	145,000	156,963
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	971,000	997,703
7% 10/1/18	1,590,000	1,641,675
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	2,835,000	3,026,363
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (c)	$ 2,435,000	$ 2,410,650
6.5% 5/15/19 (c)	2,010,000	1,994,925
7.75% 2/1/21	1,660,000	1,743,000
8.625% 4/15/20	2,100,000	2,278,500
MRC Global, Inc. 9.5% 12/15/16	5,100,000	5,520,750
Newfield Exploration Co. 5.625% 7/1/24	1,085,000	1,144,675
Offshore Group Investment Ltd.:
11.5% 8/1/15	2,995,000	3,279,525
11.5% 8/1/15 (c)	1,875,000	2,053,125
Oil States International, Inc. 6.5% 6/1/19	1,900,000	1,999,750
Pan American Energy LLC 7.875% 5/7/21 (c)	1,985,000	1,786,500
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (c)	4,815,000	5,031,675
PetroBakken Energy Ltd. 8.625% 2/1/20 (c)	1,305,000	1,311,525
Petrohawk Energy Corp.:
6.25% 6/1/19	1,545,000	1,734,263
7.25% 8/15/18	1,160,000	1,306,450
10.5% 8/1/14	1,845,000	2,034,408
Petroleum Geo-Services ASA 7.375% 12/15/18 (c)	2,040,000	2,121,600
Plains Exploration & Production Co. 6.125% 6/15/19	5,145,000	5,312,213
Precision Drilling Corp.:
6.5% 12/15/21	200,000	208,000
6.625% 11/15/20	1,760,000	1,834,800
Quicksilver Resources, Inc. 7.125% 4/1/16	3,125,000	2,500,000
Samson Investment Co. 9.75% 2/15/20 (c)	3,995,000	4,124,838
SESI LLC 7.125% 12/15/21 (c)	3,430,000	3,699,941
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (c)	520,000	533,000
6.875% 2/1/21	615,000	648,825
7.875% 10/15/18	1,830,000	1,994,700
WPX Energy, Inc.:
5.25% 1/15/17	2,215,000	2,270,375
6% 1/15/22	2,025,000	2,080,688
		110,590,940
Environmental - 0.5%
Clean Harbors, Inc. 5.25% 8/1/20 (c)	710,000	732,188
Nonconvertible Bonds - continued
	Principal Amount	Value
Environmental - continued
Covanta Holding Corp.:
6.375% 10/1/22	$ 935,000	$ 1,005,125
7.25% 12/1/20	2,621,000	2,876,681
		4,613,994
Food & Drug Retail - 2.0%
Rite Aid Corp.:
9.25% 3/15/20	8,365,000	8,406,825
9.5% 6/15/17	10,075,000	10,226,125
		18,632,950
Food/Beverage/Tobacco - 1.1%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (c)	5,025,000	4,987,313
Post Holdings, Inc. 7.375% 2/15/22 (c)	3,600,000	3,762,000
US Foodservice, Inc. 8.5% 6/30/19 (c)	2,120,000	2,173,000
		10,922,313
Gaming - 4.8%
Ameristar Casinos, Inc.:
7.5% 4/15/21	3,525,000	3,807,000
7.5% 4/15/21 (c)	1,660,000	1,784,500
Chukchansi Economic Development Authority 9.75% 5/30/20 (c)	375,000	277,500
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16	3,700,000	3,894,250
7.625% 1/15/16 (c)	1,820,000	1,906,450
11.5% 1/15/17 pay-in-kind (d)	4,014,027	4,214,728
MGM Mirage, Inc.:
6.625% 7/15/15	6,210,000	6,458,400
6.75% 4/1/13	820,000	840,500
7.5% 6/1/16	1,805,000	1,868,175
7.625% 1/15/17	5,570,000	5,681,400
7.75% 3/15/22	1,855,000	1,850,363
8.625% 2/1/19 (c)	2,680,000	2,834,100
10% 11/1/16	2,235,000	2,469,675
11.375% 3/1/18	2,205,000	2,552,288
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	2,260,000	2,271,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (c)	1,170,000	1,172,925
7.75% 8/15/20	1,590,000	1,764,900
		45,648,454
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - 4.7%
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	$ 950,000	$ 805,125
10.875% 11/15/14	2,730,000	2,832,375
Emergency Medical Services Corp. 8.125% 6/1/19	4,075,000	4,334,781
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (c)	2,115,000	2,268,338
HCA, Inc.:
8.5% 4/15/19	1,020,000	1,150,050
9.875% 2/15/17	616,000	668,360
HealthSouth Corp. 7.25% 10/1/18	3,075,000	3,344,063
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	4,795,000	4,663,138
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,780,000	1,895,700
Mylan, Inc.:
6% 11/15/18 (c)	970,000	1,036,639
7.625% 7/15/17 (c)	2,055,000	2,292,609
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,565,000	1,721,500
7.5% 2/15/20	1,190,000	1,332,800
Radiation Therapy Services, Inc. 8.875% 1/15/17	820,000	766,700
Rural/Metro Corp. 10.125% 7/15/19 (c)	690,000	662,400
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,820,000	3,045,600
Senior Housing Properties Trust 6.75% 4/15/20	1,600,000	1,767,299
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	4,305,000	4,563,300
6.75% 8/15/21 (c)	920,000	931,500
6.875% 12/1/18 (c)	3,290,000	3,475,063
7% 10/1/20 (c)	265,000	273,613
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)	1,655,000	1,621,900
		45,452,853
Homebuilders/Real Estate - 3.5%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	2,775,000	2,979,795
D.R. Horton, Inc. 4.75% 5/15/17	905,000	945,725
KB Home:
7.25% 6/15/18	3,435,000	3,469,350
7.5% 9/15/22	1,555,000	1,570,550
9.1% 9/15/17	900,000	976,500
Lennar Corp.:
5.6% 5/31/15	390,000	415,350
6.95% 6/1/18	1,575,000	1,724,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Lennar Corp.: - continued
12.25% 6/1/17	$ 3,790,000	$ 4,927,000
Realogy Corp. 7.625% 1/15/20 (c)	2,280,000	2,442,336
Standard Pacific Corp.:
8.375% 5/15/18	7,055,000	7,839,516
8.375% 1/15/21	3,725,000	4,172,000
10.75% 9/15/16	1,650,000	1,984,125
		33,446,872
Hotels - 0.3%
Host Hotels & Resorts LP:
5.875% 6/15/19	1,475,000	1,622,500
9% 5/15/17	1,415,000	1,560,038
		3,182,538
Leisure - 1.0%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	3,130,000	3,321,713
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,280,000	1,449,600
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	950,000	1,048,610
7.5% 10/15/27	1,925,000	1,963,500
yankee 7.25% 6/15/16	1,470,000	1,598,625
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	569,000	606,653
		9,988,701
Metals/Mining - 1.7%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	1,855,000	1,933,838
CONSOL Energy, Inc. 8% 4/1/17	3,530,000	3,719,914
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	805,000	807,013
7% 11/1/15 (c)	9,980,000	10,166,626
		16,627,391
Paper - 0.4%
Louisiana-Pacific Corp. 7.5% 6/1/20 (c)	2,230,000	2,402,825
Sappi Papier Holding GmbH:
7.75% 7/15/17 (c)	545,000	558,625
8.375% 6/15/19 (c)	735,000	753,375
		3,714,825
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	2,685,000	3,023,981
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - 2.4%
ARAMARK Corp.:
3.9659% 2/1/15 (d)	$ 3,755,000	$ 3,740,919
8.5% 2/1/15	3,530,000	3,627,075
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (c)(d)	4,600,000	4,726,500
Audatex North America, Inc. 6.75% 6/15/18 (c)	290,000	309,575
FTI Consulting, Inc. 6.75% 10/1/20	2,165,000	2,289,488
Hertz Corp.:
6.75% 4/15/19	925,000	972,406
6.75% 4/15/19 (c)	1,900,000	1,985,500
7.5% 10/15/18	5,060,000	5,471,125
		23,122,588
Shipping - 0.4%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	920,000	929,200
Overseas Shipholding Group, Inc. 8.125% 3/30/18	715,000	400,400
Ship Finance International Ltd. 8.5% 12/15/13	2,300,000	2,288,500
		3,618,100
Steel - 1.6%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	2,275,000	2,206,750
JMC Steel Group, Inc. 8.25% 3/15/18 (c)	3,040,000	3,047,600
Severstal Columbus LLC 10.25% 2/15/18	7,255,000	7,291,275
Steel Dynamics, Inc.:
6.75% 4/1/15	645,000	657,900
7.625% 3/15/20	2,305,000	2,483,638
		15,687,163
Super Retail - 1.4%
J. Crew Group, Inc. 8.125% 3/1/19	3,175,000	3,266,281
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (c)	4,350,000	4,828,500
Sonic Automotive, Inc. 7% 7/15/22 (c)	685,000	714,113
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	2,395,000	2,574,625
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	1,605,000	1,613,025
		12,996,544
Technology - 3.5%
Amkor Technology, Inc. 7.375% 5/1/18	2,215,000	2,284,219
Avaya, Inc.:
9.75% 11/1/15	3,955,000	3,094,788
10.125% 11/1/15 pay-in-kind (d)	4,075,000	3,168,313
CDW LLC/CDW Finance Corp. 8.5% 4/1/19	3,155,000	3,344,300
Jabil Circuit, Inc. 4.7% 9/15/22	985,000	984,921
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 6,835,000	$ 3,895,950
6.5% 1/15/28	1,065,000	607,050
Sanmina-SCI Corp. 7% 5/15/19 (c)	5,705,000	5,676,475
Seagate Technology HDD Holdings 6.8% 10/1/16	1,115,000	1,234,863
Spansion LLC 7.875% 11/15/17	3,065,000	2,973,050
SunGard Data Systems, Inc.:
7.375% 11/15/18	415,000	440,938
10.25% 8/15/15	2,155,000	2,208,875
Viasystems, Inc. 7.875% 5/1/19 (c)	4,055,000	3,994,175
		33,907,917
Telecommunications - 6.3%
Digicel Group Ltd.:
7% 2/15/20 (c)	200,000	196,000
8.25% 9/1/17 (c)	3,535,000	3,702,913
8.875% 1/15/15 (c)	3,935,000	3,994,025
9.125% 1/15/15 pay-in-kind (c)(d)	2,800,000	2,842,000
Equinix, Inc. 8.125% 3/1/18	670,000	743,700
Intelsat Jackson Holdings SA:
7.25% 10/15/20 (c)	1,990,000	2,114,375
7.5% 4/1/21	1,370,000	1,472,750
Intelsat Ltd. 11.25% 6/15/16	928,000	976,720
Intelsat Luxembourg SA:
11.25% 2/4/17	5,450,000	5,708,875
11.5% 2/4/17 pay-in-kind (d)	11,129,248	11,574,391
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	5,473,650
6.875% 10/31/13	1,139,000	1,143,271
7.375% 8/1/15	4,635,000	4,669,763
NII Capital Corp. 7.625% 4/1/21	3,600,000	2,754,000
Qwest Communications International, Inc.:
7.125% 4/1/18	1,155,000	1,230,075
8% 10/1/15	1,860,000	1,955,325
SBA Telecommunications, Inc. 5.75% 7/15/20 (c)	1,210,000	1,273,525
Sprint Nextel Corp.:
6% 12/1/16	3,222,000	3,262,275
9% 11/15/18 (c)	955,000	1,117,350
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,560,000	3,684,600
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(d)	1,260,946	787,531
		60,677,114
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 6.375% 12/15/20	$ 3,340,000	$ 3,582,150
Levi Strauss & Co. 6.875% 5/1/22	1,780,000	1,833,400
		5,415,550
TOTAL NONCONVERTIBLE BONDS (Cost $787,448,928)		831,990,117
Common Stocks - 0.1%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (c) (Cost $864,258)	1	592,559
Convertible Preferred Stocks - 0.3%

Automotive - 0.3%
General Motors Co. 4.75% (Cost $3,764,024)	78,400	2,624,048
Floating Rate Loans - 7.2%
	Principal Amount
Air Transportation - 0.9%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (d)	$ 4,151,487	4,172,244
US Airways Group, Inc. term loan 2.7462% 3/23/14 (d)	4,952,413	4,754,316
		8,926,560
Automotive - 0.7%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (d)	3,286,800	3,336,102
Federal-Mogul Corp.:
Tranche B, term loan 2.1792% 12/27/14 (d)	2,547,005	2,419,655
Tranche C, term loan 2.1864% 12/27/15 (d)	1,533,120	1,456,464
		7,212,221
Broadcasting - 0.5%
Univision Communications, Inc. term loan 4.4957% 3/31/17 (d)	4,777,117	4,574,090
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.3%
Harron Communications LP Tranche B, term loan 5.5% 10/6/17 (d)	$ 1,909,879	$ 1,919,429
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (d)	1,125,000	1,126,406
		3,045,835
Capital Goods - 0.5%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (d)	2,303,425	2,309,184
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (d)	2,628,685	2,628,685
		4,937,869
Chemicals - 0.3%
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (d)	2,159,588	2,137,992
Kronos Worldwide, Inc. term loan 5.75% 6/13/18 (d)	460,000	459,425
		2,597,417
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (d)	1,959,110	1,896,673
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	1,011,538	1,010,698
Tranche 2LN, term loan 10% 9/2/16 (d)	1,480,000	1,480,000
		2,490,698
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (d)	1,525,000	1,532,625
Electric Utilities - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (d)	444,375	444,953
Energy - 0.4%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (d)	1,000,000	993,750
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (d)	1,230,000	1,242,300
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (d)	1,810,000	1,781,348
		4,017,398
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B 3LN, term loan 5% 4/29/18 (d)	1,407,188	1,399,265
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - 0.5%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (d)	$ 1,939,494	$ 1,934,645
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (d)	2,666,834	2,660,167
		4,594,812
Insurance - 1.0%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (d)	5,106,448	5,093,682
Tranche 2nd LN, term loan 9% 5/24/19 (d)	1,656,369	1,714,342
Tranche B 1LN, term loan 4.75% 7/23/17 (d)	1,010,000	1,007,475
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (d)	1,820,000	1,933,750
		9,749,249
Metals/Mining - 0.1%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (d)	670,000	659,950
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	780,000	786,864
Restaurants - 0.2%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (d)	1,870,313	1,874,988
Services - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (d)	1,896,000	1,805,940
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	2,063,505	2,063,505
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (d)	2,275,000	2,255,799
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (d)	328,300	327,269
		2,583,068
Technology - 0.1%
First Data Corp. term loan 4.2468% 3/24/18 (d)	1,110,000	1,032,300
Telecommunications - 0.1%
Intelsat Jackson Holdings SA term loan 3.2488% 2/1/14 (d)	1,335,000	1,313,640
TOTAL FLOATING RATE LOANS (Cost $67,692,208)		69,539,920
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $54,173,386)	54,173,386	$ 54,173,386
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $913,942,804)		958,920,030
NET OTHER ASSETS (LIABILITIES) - 0.1%		549,407
NET ASSETS - 100%		$ 959,469,437
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $269,826,584 or 28.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,565
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,624,048	$ 2,624,048	$ -	$ -
Telecommunication Services	592,559	-	-	592,559
Corporate Bonds	831,990,117	-	831,990,117	-
Floating Rate Loans	69,539,920	-	69,539,920	-
Money Market Funds	54,173,386	54,173,386	-	-
Total Investments in Securities:	$ 958,920,030	$ 56,797,434	$ 901,530,037	$ 592,559
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $907,228,014. Net unrealized appreciation aggregated $51,692,016, of which $60,516,504 related to appreciated investment securities and $8,824,488 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

1.804833.108

FAV-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 1.0%
Delphi Automotive PLC	10,483	$ 297,612
Johnson Controls, Inc.	2,808	69,217
Tenneco, Inc. (a)	5,679	166,338
		533,167
Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	9,900	140,828
DeVry, Inc.	3,537	69,431
H&R Block, Inc.	3,723	60,052
		270,311
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. unit	6,406	213,192
Penn National Gaming, Inc. (a)	4,210	163,853
Sonic Corp. (a)	13,790	136,521
		513,566
Household Durables - 0.7%
Harman International Industries, Inc.	2,592	104,587
Jarden Corp.	6,165	278,658
		383,245
Internet & Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	13,144	246,187
Leisure Equipment & Products - 0.2%
Brunswick Corp.	5,306	116,679
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A	10,667	163,632
Cinemark Holdings, Inc.	3,069	71,753
DreamWorks Animation SKG, Inc. Class A (a)(d)	10,777	206,918
Kabel Deutschland Holding AG	900	56,486
Time Warner, Inc.	3,200	125,184
Valassis Communications, Inc. (a)	5,190	117,035
		741,008
Multiline Retail - 0.6%
Macy's, Inc.	7,860	281,702
PPR SA	400	60,044
		341,746
Specialty Retail - 3.5%
Abercrombie & Fitch Co. Class A	3,517	118,875
Advance Auto Parts, Inc.	2,212	155,172
Ascena Retail Group, Inc. (a)	9,186	168,471
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Best Buy Co., Inc.	14,952	$ 270,482
Chico's FAS, Inc.	9,960	152,587
Guess?, Inc.	6,279	188,998
Jos. A. Bank Clothiers, Inc. (a)	2,975	125,724
Lowe's Companies, Inc.	10,145	257,379
OfficeMax, Inc.	12,118	54,410
Signet Jewelers Ltd.	2,933	128,817
Staples, Inc.	18,474	235,359
WH Smith PLC	14,195	122,517
		1,978,791
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear, Inc.	6,900	194,577
Warnaco Group, Inc. (a)	1,736	74,058
		268,635
TOTAL CONSUMER DISCRETIONARY		5,393,335
CONSUMER STAPLES - 5.2%
Beverages - 1.8%
Britvic PLC	8,910	42,034
Coca-Cola Enterprises, Inc.	3,377	99,014
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,560	100,428
Cott Corp. (a)	11,900	100,863
Dr Pepper Snapple Group, Inc.	6,000	273,480
Molson Coors Brewing Co. Class B	7,450	315,284
Treasury Wine Estates Ltd.	20,406	94,785
		1,025,888
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	992	58,955
CVS Caremark Corp.	5,080	229,870
Kroger Co.	3,926	87,039
Walgreen Co.	2,526	91,845
		467,709
Food Products - 1.8%
Bunge Ltd.	2,606	171,397
ConAgra Foods, Inc.	8,390	207,149
Danone SA	2,400	146,112
Dean Foods Co. (a)	5,570	68,901
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Ingredion, Inc.	1,477	$ 76,686
The J.M. Smucker Co.	4,323	332,006
		1,002,251
Household Products - 0.4%
Reckitt Benckiser Group PLC	2,200	120,966
Spectrum Brands Holdings, Inc.	2,449	90,197
		211,163
Tobacco - 0.4%
Lorillard, Inc.	1,497	192,574
TOTAL CONSUMER STAPLES		2,899,585
ENERGY - 9.4%
Energy Equipment & Services - 3.6%
Cameron International Corp. (a)	5,760	289,555
Dresser-Rand Group, Inc. (a)	3,000	139,530
Exterran Holdings, Inc. (a)	3,872	57,189
Fugro NV (Certificaten Van Aandelen) unit	2,000	131,038
Halliburton Co.	9,101	301,516
National Oilwell Varco, Inc.	3,469	250,809
Patterson-UTI Energy, Inc.	11,070	171,364
Rowan Companies PLC (a)	10,765	378,174
Schlumberger Ltd.	2,500	178,150
Unit Corp. (a)	3,024	120,234
		2,017,559
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	2,560	177,766
Apache Corp.	2,212	190,497
BPZ Energy, Inc. (a)	20,400	46,512
Chesapeake Energy Corp. (d)	8,410	158,276
Cloud Peak Energy, Inc. (a)	7,306	120,914
Energen Corp.	8,048	412,138
EQT Corp.	4,530	255,492
Exxon Mobil Corp.	1,320	114,642
HollyFrontier Corp.	10,051	375,807
Marathon Petroleum Corp.	5,400	255,420
Noble Energy, Inc.	2,100	183,603
Phillips 66	6,600	248,160
Williams Companies, Inc.	12,042	382,815
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	3,460	$ 140,095
WPX Energy, Inc.	12,320	196,504
		3,258,641
TOTAL ENERGY		5,276,200
FINANCIALS - 27.2%
Capital Markets - 3.5%
Ameriprise Financial, Inc.	3,430	177,400
Ashmore Group PLC	16,276	82,603
Bank of New York Mellon Corp.	3,619	77,012
Fortress Investment Group LLC	22,600	85,428
Goldman Sachs Group, Inc.	1,453	146,608
Invesco Ltd.	17,149	379,507
Knight Capital Group, Inc. Class A (a)	11,077	114,425
Morgan Stanley	15,039	205,433
State Street Corp.	11,270	455,083
TD Ameritrade Holding Corp.	3,963	63,091
The Blackstone Group LP	10,152	140,605
		1,927,195
Commercial Banks - 5.1%
Bank of Ireland (a)	1,275,065	155,661
CIT Group, Inc. (a)	13,637	498,023
Comerica, Inc.	1,158	34,983
DnB NOR ASA	12,105	127,526
Heritage Financial Corp., Washington	1,199	16,606
Itau Unibanco Banco Multiplo SA sponsored ADR	25,185	398,175
PNC Financial Services Group, Inc.	4,050	239,355
Seven Bank Ltd.	28,500	71,107
U.S. Bancorp	21,298	713,483
Wells Fargo & Co.	17,932	606,281
		2,861,200
Consumer Finance - 1.0%
Capital One Financial Corp.	4,800	271,152
SLM Corp.	18,800	300,612
		571,764
Diversified Financial Services - 1.5%
CME Group, Inc.	2,250	117,248
Deutsche Boerse AG	2,400	119,492
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	12,143	$ 437,148
The NASDAQ Stock Market, Inc.	5,913	134,225
		808,113
Insurance - 8.5%
AEGON NV	24,035	109,104
AFLAC, Inc.	9,580	419,412
Aon PLC	8,238	405,310
Berkshire Hathaway, Inc. Class B (a)	11,016	934,597
Brasil Insurance Participacoes e Administracao SA	10,300	91,228
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,320	496,884
First American Financial Corp.	9,917	181,679
Greenlight Capital Re, Ltd. (a)	2,142	50,466
Hartford Financial Services Group, Inc.	5,874	96,627
Hilltop Holdings, Inc. (a)	2,081	21,871
Jardine Lloyd Thompson Group PLC	8,902	102,375
MetLife, Inc.	9,836	302,654
Old Republic International Corp.	2,300	18,538
Progressive Corp.	3,200	63,168
Prudential Financial, Inc.	4,178	201,714
Reinsurance Group of America, Inc.	4,082	227,245
StanCorp Financial Group, Inc.	5,431	161,627
Torchmark Corp.	6,189	307,903
Unum Group	9,981	188,541
Validus Holdings Ltd.	9,590	311,963
XL Group PLC Class A	4,410	91,067
		4,783,973
Real Estate Investment Trusts - 4.6%
American Capital Agency Corp.	4,067	142,914
American Realty Capital Trust, Inc.	1,800	19,836
American Tower Corp.	5,259	380,278
Boston Properties, Inc.	739	81,955
Douglas Emmett, Inc.	8,483	199,435
HCP, Inc.	2,000	94,420
Post Properties, Inc.	2,354	121,584
Prologis, Inc.	7,720	249,588
Public Storage	1,227	182,762
SL Green Realty Corp.	3,105	244,519
Ventas, Inc.	9,420	633,495
Weyerhaeuser Co.	10,477	244,638
		2,595,424
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 2.7%
BR Malls Participacoes SA	10,800	$ 126,067
Brookfield Asset Management, Inc. Class A	1,500	50,885
CBRE Group, Inc. (a)	9,742	151,780
Forest City Enterprises, Inc. Class A (a)	28,266	398,833
Forestar Group, Inc. (a)	13,797	157,010
Kennedy-Wilson Holdings, Inc.	44,710	611,632
		1,496,207
Thrifts & Mortgage Finance - 0.3%
People's United Financial, Inc.	16,165	185,251
TOTAL FINANCIALS		15,229,127
HEALTH CARE - 6.8%
Health Care Equipment & Supplies - 2.1%
Alere, Inc. (a)	1,185	22,361
Boston Scientific Corp. (a)	50,329	260,201
CareFusion Corp. (a)	4,020	98,128
Covidien PLC	2,200	122,936
DENTSPLY International, Inc.	1,494	54,292
Hologic, Inc. (a)	5,205	96,397
St. Jude Medical, Inc.	600	22,416
Stryker Corp.	2,600	135,278
The Cooper Companies, Inc.	606	45,608
Zimmer Holdings, Inc.	5,524	325,529
		1,183,146
Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc. (a)	2,000	32,920
CIGNA Corp.	6,065	244,298
DaVita, Inc. (a)	534	52,556
Emeritus Corp. (a)	12,407	210,299
Health Net, Inc. (a)	2,024	44,568
HealthSouth Corp. (a)	4,592	102,861
Humana, Inc.	2,450	150,920
McKesson Corp.	1,996	181,097
MEDNAX, Inc. (a)	3,505	231,786
Omnicare, Inc.	1,700	53,397
Quest Diagnostics, Inc.	700	40,901
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	2,302	$ 117,609
Universal Health Services, Inc. Class B	4,502	175,938
		1,639,150
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	5,581	244,894
PerkinElmer, Inc.	1,910	48,801
		293,695
Pharmaceuticals - 1.3%
AVANIR Pharmaceuticals Class A (a)	18,942	54,174
Cadence Pharmaceuticals, Inc. (a)	2,655	11,257
Endo Pharmaceuticals Holdings, Inc. (a)	4,599	136,728
Forest Laboratories, Inc. (a)	2,930	98,302
Impax Laboratories, Inc. (a)	4,206	93,457
Jazz Pharmaceuticals PLC (a)	1,023	49,176
ViroPharma, Inc. (a)	1,664	36,125
Watson Pharmaceuticals, Inc. (a)	1,400	108,962
XenoPort, Inc. (a)	13,600	107,168
		695,349
TOTAL HEALTH CARE		3,811,340
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.4%
DigitalGlobe, Inc. (a)	10,803	210,334
Esterline Technologies Corp. (a)	1,815	106,577
Lockheed Martin Corp.	2,036	181,754
Meggitt PLC	19,392	116,598
Textron, Inc.	4,065	105,893
Ultra Electronics Holdings PLC	2,500	57,579
		778,735
Building Products - 0.7%
Owens Corning (a)	15,280	410,421
Commercial Services & Supplies - 2.4%
Corrections Corp. of America	9,822	305,268
Interface, Inc.	9,357	124,074
Intrum Justitia AB	6,701	93,362
Quad/Graphics, Inc.	8,312	127,922
Republic Services, Inc.	7,214	208,701
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Sykes Enterprises, Inc. (a)	5,079	$ 75,118
The Geo Group, Inc. (a)	18,035	416,969
		1,351,414
Construction & Engineering - 1.5%
AECOM Technology Corp. (a)	25,504	413,420
Foster Wheeler AG (a)	18,401	331,954
Jacobs Engineering Group, Inc. (a)	854	32,939
MasTec, Inc. (a)	4,400	70,224
		848,537
Electrical Equipment - 0.7%
GrafTech International Ltd. (a)	14,363	150,093
Hubbell, Inc. Class B	1,400	115,192
Prysmian SpA	6,200	99,704
		364,989
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	2,400	121,176
Koninklijke Philips Electronics NV	3,840	84,450
Orkla ASA (A Shares)	9,100	65,130
		270,756
Machinery - 2.6%
Cummins, Inc.	1,800	172,620
Fiat Industrial SpA	9,900	97,448
Harsco Corp.	3,761	79,921
Ingersoll-Rand PLC	5,039	213,704
Oshkosh Truck Corp. (a)	5,139	115,730
PACCAR, Inc.	2,483	99,345
Parker Hannifin Corp.	812	65,220
Snap-On, Inc.	1,886	127,833
Stanley Black & Decker, Inc.	7,630	510,371
		1,482,192
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)(d)	27,800	25,298
Professional Services - 0.8%
FTI Consulting, Inc. (a)	1,345	34,338
Manpower, Inc.	4,993	177,651
Towers Watson & Co.	3,737	219,100
		431,089
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.6%
Quality Distribution, Inc. (a)	14,553	$ 146,985
Ryder System, Inc.	2,930	115,559
Vitran Corp., Inc. (a)	14,903	69,150
		331,694
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	8,131	92,206
TOTAL INDUSTRIALS		6,387,331
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.2%
Cisco Systems, Inc.	19,415	309,669
Motorola Solutions, Inc.	2,460	118,916
Polycom, Inc. (a)	13,625	119,083
ViaSat, Inc. (a)	3,379	129,416
		677,084
Computers & Peripherals - 0.5%
Electronics for Imaging, Inc. (a)	6,002	87,749
Hewlett-Packard Co.	10,648	194,220
		281,969
Electronic Equipment & Components - 2.9%
Aeroflex Holding Corp. (a)	9,479	56,969
Arrow Electronics, Inc. (a)	4,206	141,953
Benchmark Electronics, Inc. (a)	5,000	78,800
Corning, Inc.	10,184	116,199
Flextronics International Ltd. (a)	60,077	385,094
Jabil Circuit, Inc.	19,801	429,682
TE Connectivity Ltd.	7,739	255,464
TTM Technologies, Inc. (a)	12,900	141,126
		1,605,287
Internet Software & Services - 0.3%
Google, Inc. Class A (a)	100	63,297
Yahoo!, Inc. (a)	5,500	87,120
		150,417
IT Services - 1.2%
Amdocs Ltd.	6,737	200,426
Fiserv, Inc. (a)	2,865	200,922
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Payments, Inc.	2,900	$ 124,178
Unisys Corp. (a)	6,782	131,774
		657,300
Office Electronics - 0.4%
Xerox Corp.	29,411	203,818
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	16,280	66,097
Analog Devices, Inc.	5,500	214,940
ASML Holding NV	2,975	171,063
Broadcom Corp. Class A	5,108	173,059
Freescale Semiconductor Holdings I Ltd. (a)	25,648	273,664
Intersil Corp. Class A	18,277	168,331
Marvell Technology Group Ltd.	20,318	228,781
NXP Semiconductors NV (a)	6,530	147,513
ON Semiconductor Corp. (a)	24,845	172,424
PMC-Sierra, Inc. (a)	17,021	90,552
		1,706,424
Software - 1.0%
BMC Software, Inc. (a)	1,983	78,527
Comverse Technology, Inc. (a)	22,365	121,442
JDA Software Group, Inc. (a)	6,852	202,682
Oracle Corp.	6,210	187,542
		590,193
TOTAL INFORMATION TECHNOLOGY		5,872,492
MATERIALS - 6.3%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	2,683	215,794
Ashland, Inc.	6,318	444,724
Cytec Industries, Inc.	2,790	171,752
Eastman Chemical Co.	6,450	337,206
LyondellBasell Industries NV Class A	3,550	158,082
Methanex Corp.	4,792	131,549
W.R. Grace & Co. (a)	2,503	140,268
Westlake Chemical Corp.	3,176	188,527
		1,787,902
Containers & Packaging - 1.7%
Ball Corp.	5,810	241,464
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Crown Holdings, Inc. (a)	3,292	$ 118,183
Rock-Tenn Co. Class A	6,236	363,060
Sealed Air Corp.	6,877	111,407
Sonoco Products Co.	4,350	131,849
		965,963
Metals & Mining - 1.4%
Coeur d'Alene Mines Corp. (a)	2,750	44,853
Compass Minerals International, Inc.	1,678	121,387
First Quantum Minerals Ltd.	8,900	161,608
Gem Diamonds Ltd. (a)	23,033	71,177
Reliance Steel & Aluminum Co.	5,527	284,530
SunCoke Energy, Inc. (a)	7,003	112,048
		795,603
TOTAL MATERIALS		3,549,468
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	385	15,993
Frontier Communications Corp. (d)	23,342	91,501
		107,494
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	23,811	160,724
Sprint Nextel Corp. (a)	25,069	109,301
		270,025
TOTAL TELECOMMUNICATION SERVICES		377,519
UTILITIES - 9.5%
Electric Utilities - 6.1%
Cleco Corp.	3,351	146,640
Duke Energy Corp.	2,663	180,498
Edison International	17,720	818,310
ITC Holdings Corp.	8,677	643,747
NextEra Energy, Inc.	2,887	204,688
Northeast Utilities	21,013	837,998
OGE Energy Corp.	5,119	271,870
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc.	7,100	$ 141,716
PNM Resources, Inc.	8,120	168,896
		3,414,363
Independent Power Producers & Energy Traders - 1.1%
Calpine Corp. (a)	8,610	147,145
The AES Corp. (a)	37,720	454,903
		602,048
Multi-Utilities - 2.3%
CMS Energy Corp.	8,001	197,305
Sempra Energy	15,463	1,088,748
		1,286,053
TOTAL UTILITIES		5,302,464
TOTAL COMMON STOCKS (Cost $56,597,805)		54,098,861
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (Cost $78,105)	400	68,410
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.09% 8/23/12 (e) (Cost $139,992)	$ 140,000	139,996
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	1,724,606	$ 1,724,606
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	300,350	300,350
TOTAL MONEY MARKET FUNDS (Cost $2,024,956)		2,024,956
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $58,840,858)		56,332,223
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(316,274)
NET ASSETS - 100%		$ 56,015,949
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	$ 469,300	$ 1,981

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,507
Fidelity Securities Lending Cash Central Fund	7,306
Total	$ 8,813
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,461,745	$ 5,461,745	$ -	$ -
Consumer Staples	2,899,585	2,899,585	-	-
Energy	5,276,200	5,276,200	-	-
Financials	15,229,127	14,893,255	335,872	-
Health Care	3,811,340	3,811,340	-	-
Industrials	6,387,331	6,302,881	84,450	-
Information Technology	5,872,492	5,872,492	-	-
Materials	3,549,468	3,549,468	-	-
Telecommunication Services	377,519	377,519	-	-
Utilities	5,302,464	5,302,464	-	-
U.S. Government and Government Agency Obligations	139,996	-	139,996	-
Money Market Funds	2,024,956	2,024,956	-	-
Total Investments in Securities:	$ 56,332,223	$ 55,771,905	$ 560,318	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,981	$ 1,981	$ -	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $59,338,177. Net unrealized depreciation aggregated $3,005,954, of which $3,824,707 related to appreciated investment securities and $6,830,661 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

1.819945.107

AFR-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 78.5%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.4%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (e)	$ 1,972	$ 1,920
Sequa Corp. term loan 3.72% 12/3/14 (e)	24,990	24,740
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (e)	10,973	11,014
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (e)	17,920	17,938
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	75,037	75,117
Wesco Aircraft Hardware Corp. Tranche B, term loan 4.25% 4/7/17 (e)	9,206	9,206
		139,935
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche B, term loan 4.25% 3/7/16 (e)	2,955	2,911
Northwest Airlines Corp. Tranche B, term loan 3.97% 12/22/13 (e)	2,345	2,339
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (e)	13,575	13,337
US Airways Group, Inc. term loan 2.7462% 3/23/14 (e)	28,889	27,733
		46,320
Automotive - 2.8%
Allison Transmission, Inc.:
term loan 2.75% 8/7/14 (e)	20,188	20,112
Tranche B 2LN, term loan 3.75% 8/7/17 (e)	19,915	19,840
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	40,797	41,409
Delphi Corp.:
Tranche A, term loan 2.25% 3/31/16 (e)	28,900	28,611
Tranche B, term loan 3.5% 3/31/17 (e)	58,971	58,971
Federal-Mogul Corp.:
Tranche B, term loan 2.1792% 12/27/14 (e)	40,664	38,631
Tranche C, term loan 2.1865% 12/27/15 (e)	20,747	19,709
Schaeffler AG Tranche C2, term loan 6% 1/27/17 (e)	20,000	20,000
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (e)	44,000	43,560
		290,843
Broadcasting - 4.5%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (e)	36,232	35,960
Clear Channel Capital I LLC Tranche B, term loan 3.8957% 1/29/16 (e)	37,634	28,413
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Clear Channel Communications, Inc. Tranche A, term loan 3.6457% 7/30/14 (e)	$ 9,847	$ 8,813
Gray Television, Inc. Tranche B, term loan 3.75% 12/31/14 (e)	2,333	2,315
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (e)	5,277	5,251
Raycom Media, Inc. Tranche B, term loan 4.5% 5/31/17 (e)	4,950	4,913
Sinclair Television Group, Inc. Tranche B, term loan 4% 10/29/16 (e)	4,822	4,834
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (e)	53,081	53,081
Univision Communications, Inc.:
term loan 4.4957% 3/31/17 (e)	122,205	117,011
Tranche 1LN, term loan 2.2457% 9/29/14 (e)	36,248	35,523
VNU, Inc.:
term loan 2.2458% 8/9/13 (e)	11,981	11,981
Tranche B, term loan 3.9958% 5/1/16 (e)	53,083	53,150
Tranche C, term loan 3.4958% 5/1/16 (e)	104,512	103,466
		464,711
Building Materials - 0.7%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	24,144	24,055
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (e)	15,478	15,498
Tranche 2 LN, term loan 9% 10/28/17 (e)	2,253	2,303
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (e)	22,000	22,385
Nortek, Inc. Tranche B, term loan 5.2518% 4/26/17 (e)	11,532	11,632
		75,873
Cable TV - 5.6%
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B 1LN, term loan 5.25% 4/4/19 (e)	8,000	8,008
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (e)	10,474	10,461
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (e)	34,474	34,560
CCO Holdings, LLC Tranche 3LN, term loan 2.7457% 9/6/14 (e)	69,097	68,752
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (e)	89,785	88,999
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Charter Communications Operating LLC:
Tranche C, term loan 3.5% 9/6/16 (e)	$ 135,491	$ 135,328
Tranche D, term loan 4% 4/11/19 (e)	43,399	43,399
CSC Holdings, Inc.:
Tranche B2, term loan 3.4957% 3/29/16 (e)	24,511	24,482
Tranche B3, term loan 3.2452% 3/29/16 (e)	72,431	72,069
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (e)	8,000	8,010
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (e)	16,640	16,515
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (e)	2,910	2,888
UPC Broadband Holding BV:
Tranche AB, term loan 4.75% 12/31/17 (e)	10,000	10,013
Tranche T, term loan 3.7453% 12/31/16 (e)	11,448	11,362
Tranche X, term loan 3.7453% 12/31/17 (e)	21,942	21,558
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (e)	15,000	14,839
		571,243
Capital Goods - 0.6%
Rexnord LLC Tranche 1LN, term loan 5% 4/1/18 (e)	15,920	15,988
SRAM LLC. Tranche B 1LN, term loan 4.7759% 6/7/18 (e)	5,539	5,511
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (e)	43,489	43,652
		65,151
Chemicals - 3.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (e)	6,045	6,068
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (e)	3,990	3,950
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (e)	41,726	41,882
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.7453% 4/2/13 (e)	51,781	51,004
Tranche C, term loan 3.2106% 10/31/16 (e)	34,646	34,733
Chemtura Corp. term loan 5.5% 8/27/16 (e)	20,000	20,076
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (e)	3,000	2,985
General Chemical Corp. Tranche B, term loan 5.0017% 10/6/15 (e)	3,541	3,541
Huntsman International LLC Tranche B, term loan:
1.8428% 4/19/14 (e)	35,736	35,646
2.8388% 4/19/17 (e)	4,950	4,851
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
INEOS U.S. Finance LLC term loan:
5.5% 4/27/15 (e)	$ 6,983	$ 7,017
6.5% 4/27/18 (e)	30,923	30,265
Kronos Worldwide, Inc. term loan 5.75% 6/13/18 (e)	4,000	3,995
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.7106% 5/15/14 (e)	4,027	4,022
Tranche 2LN, term loan 6.2106% 11/18/14 (e)	3,000	2,993
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (e)	9,965	10,065
Rockwood Specialties Group, Inc. Tranche B, term loan 3.5% 2/10/18 (e)	28,265	28,301
Styron Corp. Tranche B, term loan 6.0761% 8/2/17 (e)	10,706	9,903
Taminco Global Chemical Corp. Tranche B 1LN, term loan 5.25% 2/15/19 (e)	6,848	6,865
Tronox, Inc.:
Tranche B, term loan 4.25% 2/8/18 (e)	19,470	19,105
Tranche DD, term loan 4.25% 8/8/18 (e)	5,310	5,210
Univar NV Tranche B, term loan 5% 6/30/17 (e)	6,860	6,801
		339,278
Consumer Products - 2.8%
ACCO Brands Corp. Tranche B, term loan 4.25% 3/7/19 (e)	9,950	9,962
Jarden Corp. Tranche B, term loan 3.2453% 3/31/18 (e)	34,109	34,109
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (e)	29,179	29,252
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (e)	19,333	19,503
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (e)	15,840	15,800
Reynolds Consumer Products Holdings, Inc.:
Tranche C, term loan 6.5% 8/9/18 (e)	63,697	64,509
Tranche E, term loan 6.5% 2/9/18 (e)	84,522	84,958
Spectrum Brands Holdings, Inc. Tranche B, term loan 5% 6/17/16 (e)	6,090	6,109
Weight Watchers International, Inc. Tranche F, term loan 3.75% 3/15/19 (e)	14,963	14,906
Yankee Candle Co., Inc. Tranche B, term loan 5.25% 4/2/19 (e)	3,990	4,005
		283,113
Containers - 0.9%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	18,620	18,604
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Anchor Glass Container Corp.: - continued
Tranche 2LN, term loan 10% 9/2/16 (e)	$ 9,500	$ 9,500
Berry Plastics Holding Corp. Tranche C, term loan 2.2457% 4/3/15 (e)	10,751	10,491
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (e)	5,483	5,490
Consolidated Container Co. Tranche B, term loan 5.75% 7/3/19 (e)	6,000	6,015
Rock-Tenn Co. Tranche A, term loan 2.25% 5/27/16 (e)	15,200	15,200
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (e)	26,460	26,791
Tricorbraun, Inc. Tranche B, term loan 5.5% 4/30/18 (e)	4,000	4,010
		96,101
Diversified Financial Services - 1.5%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (e)	29,440	29,625
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	35,000	35,175
Klockner Pentaplast SA Tranche B 1LN, term loan 6.75% 12/21/16 (e)	7,000	6,991
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (e)	13,965	13,930
Residential Capital LLC Tranche A 1LN, term loan 5% 12/1/13 (e)	11,000	11,055
Royalty Pharma Finance Trust Tranche B 1LN, term loan 3.75% 11/9/16 (e)	4,942	4,917
TransUnion LLC Tranche B, term loan 5.5% 2/10/18 (e)	31,451	31,608
Vantiv LLC Tranche B, term loan 3.75% 3/27/19 (e)	20,164	20,113
		153,414
Diversified Media - 0.2%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.72% 5/31/14 (e)	1,964	1,510
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (e)	14,030	14,100
		15,610
Electric Utilities - 4.9%
Astoria Generating Co. Acquisitions LLC Tranche 2LN, term loan 4% 8/23/13 (e)	2,000	1,740
BRSP LLC term loan 7.5% 6/24/14 (e)	10,130	10,117
Calpine Corp.:
Tranche B 2LN, term loan 4.5% 4/1/18 (e)	8,910	8,999
Tranche B, term loan 4.5% 4/1/18 (e)	100,885	101,893
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Covanta Energy Corp. Tranche B, term loan 4% 3/28/19 (e)	$ 10,973	$ 10,945
Dynegy, Inc.:
(Coal) Tranche B, term loan 9.25% 8/5/16 (e)	10,451	10,722
(Gas) Tranche B, term loan 9.25% 8/5/16 (e)	34,888	36,214
EquiPower Resources Holdings LLC Tranche B 1LN, term loan 6.5% 12/21/18 (e)	8,000	7,980
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (e)	41,205	41,514
NRG Energy, Inc. Tranche B, term loan 4% 7/1/18 (e)	80,215	80,616
NSG Holdings LLC:
Credit-Linked Deposit 1.9679% 6/15/14 (e)	247	241
Tranche B, term loan 1.9679% 6/15/14 (e)	305	298
Tempus Public Foundation Generation Holdings LLC:
Credit-Linked Deposit 2.4606% 12/15/13 (e)	983	974
Tranche 2LN, term loan 4.7106% 12/15/14 (e)	24,776	24,156
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7458% 10/10/14 (e)	83,117	57,974
4.7458% 10/10/17 (e)	47,252	30,064
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	78,808	78,911
		503,358
Energy - 1.1%
Alon USA, Inc. term loan 2.4957% 8/4/13 (e)	2,992	2,902
CCS, Inc. Tranche B, term loan 3.2457% 11/14/14 (e)	12,891	12,537
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (e)	40,000	39,750
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (e)	986	996
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	30,000	29,525
Everest Acquisition LLC Tranche B, term loan 6.5% 4/24/18 (e)	5,000	5,063
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (e)	6,000	5,955
MEG Energy Corp. Tranche B, term loan 4% 3/18/18 (e)	10,918	10,918
Sheridan Production Partners LP term loan 6.5% 4/20/17 (e)	3,840	3,869
		111,515
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.3%
Cinemark USA, Inc. Tranche B-2, term loan 3.5443% 4/30/16 (e)	$ 2,962	$ 2,962
Regal Cinemas Corp. Tranche B, term loan 3.2891% 8/23/17 (e)	28,060	27,900
		30,862
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.25% 3/30/14 (e)	402	345
Food & Drug Retail - 1.4%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (e)	48,808	48,564
Rite Aid Corp.:
Tranche 5 LN, term loan 4.5% 3/3/18 (e)	24,657	24,287
Tranche ABL, term loan 2% 6/4/14 (e)	19,569	19,178
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (e)	11,970	11,850
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (e)	3,990	3,950
SUPERVALU, Inc.:
Tranche B 3LN, term loan 5% 4/29/18 (e)	26,292	26,144
Tranche B2, term loan 3.9957% 10/5/15 (e)	6,087	6,055
		140,028
Food/Beverage/Tobacco - 1.1%
B&G Foods, Inc. Tranche B, term loan 4.5% 11/30/18 (e)	2,985	2,996
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.75% 2/11/16 (e)	6,779	6,769
Dean Foods Co. Tranche B, term loan:
3.25% 4/2/16 (e)	24,413	24,139
3.5% 4/2/17 (e)	18,755	18,544
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (e)	14,134	13,834
Earthbound Holdings III LLC Tranche B, term loan 5.75% 12/21/16 (e)	6,895	6,895
JBS USA LLC Tranche B, term loan 4.25% 5/25/18 (e)	10,910	10,746
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (e)	20,170	20,120
Pinnacle Foods Finance LLC:
term loan 2.7453% 4/4/14 (e)	3,359	3,342
Tranche E, term loan 4.75% 9/27/18 (e)	3,990	3,970
		111,355
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - 1.5%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (e)	$ 3,990	$ 3,990
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (e)	23,570	23,629
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2462% 1/28/15 (e)	12,688	11,562
Tranche B2, term loan 3.2462% 1/28/15 (e)	3,890	3,545
Tranche B3, term loan 3.2473% 1/28/15 (e)	8,615	7,850
Tranche B4, term loan 9.5% 10/31/16 (e)	3,980	4,019
Las Vegas Sands Corp. term loan 2.84% 11/23/15 (e)	5,888	5,771
Las Vegas Sands LLC:
term loan 1.84% 5/23/14 (e)	6,149	6,111
Tranche B, term loan:
1.84% 5/23/14 (e)	30,109	29,921
2.84% 11/23/16 (e)	17,724	17,436
Tranche I, term loan 2.84% 11/23/16 (e)	3,562	3,504
Motor City Casino Tranche B, term loan 6% 3/1/17 (e)	4,815	4,755
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (e)	18,810	18,857
Pinnacle Entertainment, Inc. Tranche B, term loan 4% 3/19/19 (e)	9,975	9,925
		150,875
Healthcare - 15.9%
Alere, Inc. Tranche B 2LN, term loan 4.75% 6/30/17 (e)	2,993	2,974
Bausch & Lomb, Inc.:
Tranche B, term loan 5.25% 5/18/19 (e)	71,440	71,440
Tranche DD, term loan 2.5938% 6/30/15 (e)(h)	12,000	12,000
Biomet, Inc. term loan 3.3748% 3/25/15 (e)	28,267	28,163
Carestream Health, Inc. term loan 5% 2/25/17 (e)	2,961	2,863
Community Health Systems, Inc.:
term loan 3.9667% 1/25/17 (e)	204,485	203,090
Tranche B, term loan 2.5774% 7/25/14 (e)	126,278	125,867
DaVita, Inc.:
Tranche A, term loan 2.75% 10/20/15 (e)	37,694	37,600
Tranche B, term loan 4.5% 10/20/16 (e)	86,217	86,648
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	49,231	47,385
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	31,809	31,730
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (e)	16,308	16,308
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 1.8356% 3/31/13 (e)	$ 37,954	$ 37,954
Fresenius SE:
Tranche D 1LN, term loan 3.5% 9/10/14 (e)	37,644	37,550
Tranche D 2LN, term loan 3.5% 9/10/14 (e)	22,994	22,936
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (e)	32,764	32,723
Hanger, Inc. Tranche C, term loan 4.0103% 12/1/16 (e)	7,851	7,803
HCA, Inc.:
Tranche A 3LN, term loan 3.4957% 2/2/16 (e)	326,507	323,245
Tranche B2, term loan 3.7106% 3/31/17 (e)	125,201	123,323
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	6,870	6,664
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (e)	35,969	35,969
Hologic, Inc. Tranche B, term loan 4.5% 7/19/19 (e)	19,000	19,071
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (e)	47,597	47,540
Kinetic Concepts, Inc. Tranche B-1, term loan 7% 5/4/18 (e)	24,863	25,173
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (e)	13,930	14,084
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (e)	10,900	10,873
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (e)	9,900	9,739
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 6% 6/29/18 (e)	6,000	5,993
Tranche 2LN, term loan 9% 6/29/19 (e)	3,000	3,005
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (e)	2,981	2,981
Sun Healthcare Group, Inc. Tranche B, term loan 8.75% 10/18/16 (e)	2,067	2,053
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (e)	6,930	6,757
Universal Health Services, Inc.:
term loan 3.75% 11/15/16 (e)	92,756	92,524
Tranche A, term loan 2.2175% 11/15/15 (e)	11,086	10,975
Valeant Pharmaceuticals International Tranche B, term loan 4.75% 2/13/19 (e)	34,913	34,869
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (e)	26,006	25,941
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
VWR Funding, Inc. term loan 2.7457% 6/29/14 (e)	$ 12,368	$ 12,354
Warner Chilcott Co. LLC Tranche B, term loan 4.25% 3/14/18 (e)	8,880	8,892
		1,627,059
Homebuilders/Real Estate - 1.2%
Capital Automotive LP term loan 5.25% 3/11/17 (e)	8,613	8,613
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.4968% 11/9/15 (e)	6,600	6,553
Tranche B, term loan 3.4968% 11/9/16 (e)	23,941	23,851
CB Richard Ellis Services, Inc.:
Tranche C, term loan 3.4957% 3/4/18 (e)	40,600	40,295
Tranche D, term loan 3.7488% 9/4/19 (e)	22,770	22,580
RE/MAX LLC term loan 5.5% 4/14/16 (e)	3,529	3,512
Realogy Corp.:
Credit-Linked Deposit 3.2458% 10/10/13 (e)	3,824	3,575
Credit-Linked Deposit 4.4958% 10/10/16 (e)	725	685
term loan 4.4988% 10/10/16 (e)	9,270	8,761
		118,425
Insurance - 0.6%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (e)	41,740	41,635
Tranche 2nd LN, term loan 9% 5/24/19 (e)	4,013	4,153
CNO Financial Group, Inc. Tranche B, term loan 6.25% 9/30/16 (e)	10,107	10,133
USI Holdings Corp. Tranche B, term loan 2.75% 5/4/14 (e)	9,416	9,298
		65,219
Leisure - 0.9%
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (e)	17,011	16,969
FGI Operating Co., LLC term loan 5.5% 4/19/19 (e)	4,000	4,010
Formula One Holdings Tranche B, term loan 5.75% 4/28/17 (e)	12,963	12,995
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	37,533	37,395
Six Flags, Inc. Tranche B, term loan 4.25% 12/20/18 (e)	22,000	21,945
		93,314
Metals/Mining - 2.2%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (e)	20,000	19,700
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	1,510	1,495
Novelis, Inc. Tranche B, term loan 4% 3/10/17 (e)	85,263	84,624
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Oxbow Carbon LLC Tranche B 1LN, term loan 3.8525% 5/8/16 (e)	$ 9,966	$ 9,941
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (e)	7,376	7,339
Walter Energy, Inc.:
Tranche A, term loan 3.4577% 4/1/16 (e)	9,896	9,797
Tranche B, term loan 4% 4/1/18 (e)	88,014	86,914
		219,810
Paper - 0.0%
White Birch Paper Co. Tranche 1LN, term loan 5/8/14 (c)	1,995	189
Publishing/Printing - 0.8%
Cenveo Corp. Tranche B, term loan 6.625% 12/21/16 (e)	4,736	4,701
Dex Media East LLC term loan 2.9588% 10/24/14 (e)	8,224	4,276
Dex Media West LLC/Dex Media West Finance Co. term loan 7.25% 10/24/14 (e)	1,852	1,102
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (e)	16,703	16,703
Newsday LLC term loan 10.5% 8/1/13	7,406	7,471
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	11,245	10,964
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (e)	41,874	38,210
		83,427
Restaurants - 1.0%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (e)	33,636	33,720
DineEquity, Inc. Tranche B 1LN, term loan 4.2698% 10/19/17 (e)	8,374	8,384
Dunkin Brands, Inc. Tranche B2, term loan 4% 11/23/17 (e)	37,280	37,001
Focus Brands, Inc. Tranche B 1LN, term loan 6.276% 2/21/18 (e)	4,739	4,769
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (e)	7,980	8,000
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (e)	1,995	2,005
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.4988% 6/14/13 (e)	148	146
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
OSI Restaurant Partners, Inc.: - continued
term loan 2.5625% 6/14/14 (e)	$ 1,959	$ 1,934
Wok Acquisition Corp. Tranche B, term loan 6.25% 6/22/19 (e)	6,000	6,045
		102,004
Services - 3.3%
Allied Security Holdings LLC Tranche B 1LN, term loan 5.25% 2/4/17 (e)	7,406	7,345
ARAMARK Corp.:
Credit-Linked Deposit 2.1208% 1/26/14 (e)	2,528	2,512
Credit-Linked Deposit 3.4953% 7/26/16 (e)	3,579	3,547
Tranche B, term loan 3.4957% 7/26/16 (e)	54,415	53,939
Tranche C, term loan 3.646% 7/26/16 (e)	53,744	53,274
3.4935% 7/26/16 (e)	4,522	4,482
Avis Budget Group, Inc. Tranche B, term loan 6.25% 9/22/18 (e)	3,384	3,409
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5% 2/7/14 (e)	6,482	6,125
Brickman Group Holdings, Inc. Tranche B 1LN, term loan 5.5% 10/14/16 (e)	4,000	4,000
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (e)	38,507	38,219
Interactive Data Corp. Tranche B, term loan 4.5% 2/11/18 (e)	30,650	30,727
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (e)	13,845	13,914
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	2,652	2,639
ServiceMaster Co.:
term loan 2.7981% 7/24/14 (e)	85,954	85,417
Tranche DD, term loan 2.75% 7/24/14 (e)	6,808	6,765
SymphonyIRI Group, Inc. Tranche B, term loan 5% 12/1/17 (e)	10,883	10,801
The Geo Group, Inc.:
Tranche A 2LN, term loan 3.2823% 8/4/15 (e)	1,875	1,866
Tranche B, term loan 3.75% 8/4/16 (e)	6,386	6,354
U.S. Foodservice Tranche B, term loan 2.75% 7/3/14 (e)	3,176	3,076
		338,411
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Shipping - 0.2%
Ozburn Hessey Holding Co. LLC Tranche 2LN, term loan 11.5% 10/8/16 (e)	$ 1,000	$ 860
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (e)	17,432	17,519
		18,379
Specialty Retailing - 0.5%
Michaels Stores, Inc.:
Tranche B1, term loan 2.75% 10/31/13 (e)	43,542	43,651
Tranche B2, term loan 5% 7/31/16 (e)	9,596	9,656
		53,307
Steel - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	2,985	2,985
Super Retail - 2.3%
Academy Ltd. Tranche B, term loan 6% 8/3/18 (e)	11,940	12,000
Bass Pro Shops LLC. Tranche B, term loan 5.25% 6/13/17 (e)	11,388	11,445
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 5.25% 9/30/18 (e)	11,940	11,970
Dollar General Corp.:
Tranche B1, term loan 2.9957% 7/6/14 (e)	26,244	26,212
Tranche B2, term loan 2.9957% 7/6/14 (e)	4,000	3,990
Tranche C, term loan 2.9957% 7/6/17 (e)	10,000	9,988
Evergreen Acquisition Co. Tranche B, term loan 7.25% 7/9/19 (e)	6,000	6,053
Gymboree Corp. term loan 5% 2/23/18 (e)	9,536	9,146
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (e)	43,292	42,807
Leslie's Poolmart, Inc. Tranche B, term loan 4.5% 11/30/17 (e)	5,910	5,866
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (e)	4,000	3,966
Party City Corp. Tranche B, term loan 5.75% 7/27/19 (e)	16,000	16,070
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	35,878	35,765
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (e)	1,943	1,936
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	7,920	7,682
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (e)	$ 18,668	$ 17,594
Tranche B2, term loan 5.25% 5/25/18 (e)	8,910	8,264
		230,754
Technology - 7.3%
Avaya, Inc.:
term loan 3.2169% 10/27/14 (e)	51,645	47,642
Tranche B 3LN, term loan 4.9669% 10/26/17 (e)	14,611	12,784
CDW Corp. Tranche B, term loan:
3.7488% 10/10/14 (e)	12,014	12,014
4% 7/15/17 (e)	17,702	17,348
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (e)	13,965	14,105
Fidelity National Information Services, Inc. Tranche A 2LN, term loan 2.4953% 7/18/14 (e)	10,923	10,895
First Data Corp.:
term loan 4.2468% 3/24/18 (e)	24,079	22,393
Tranche B1, term loan 2.9968% 9/24/14 (e)	95,535	92,709
Tranche B2, term loan 2.9968% 9/24/14 (e)	9,000	8,734
Tranche B3, term loan 2.9968% 9/24/14 (e)	20,949	20,329
Tranche D, term loan 5.2468% 3/24/17 (e)	38,529	37,253
Flextronics International Ltd.:
Tranche B A1, term loan 2.4957% 10/1/14 (e)	879	871
Tranche B A2, term loan 2.4957% 10/1/14 (e)	1,353	1,341
Tranche B A3, term loan 2.4957% 10/1/14 (e)	1,578	1,564
Tranche B-A, term loan 2.4957% 10/1/14 (e)	3,059	3,032
Freescale Semiconductor, Inc. term loan 4.4953% 12/1/16 (e)	130,054	122,576
Generac Power Systems, Inc. Tranche B, term loan 6.25% 5/30/18 (e)	4,000	4,020
Kronos, Inc.:
Tranche B 1LN, term loan 5.2106% 6/11/17 (e)	2,796	2,796
Tranche B 2LN, term loan 10.4606% 6/11/18 (e)	5,750	5,779
Lawson Software, Inc.:
Tranche B 1LN, term loan 5.75% 10/5/16 (e)	2,888	2,906
Tranche B, term loan 6.25% 4/5/18 (e)	2,993	3,011
NXP BV:
term loan 4.5% 3/4/17 (e)	74,962	74,025
Tranche A 2LN, term loan 5.5% 3/4/17 (e)	29,790	29,827
Tranche A6, term loan 5.25% 3/19/19 (e)	9,975	9,925
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	22,535	22,478
Rovi Corp. Tranche A, term loan 2.75% 2/7/16 (e)	5,796	5,651
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (e)	$ 44,753	$ 44,809
Spansion, Inc. term loan 4.75% 2/9/15 (e)	7,910	7,930
SunGard Data Systems, Inc.:
term loan 3.935% 2/28/16 (e)	18,124	18,124
Tranche B, term loan 3.7452% 2/28/14 (e)	13,767	13,750
Tranche C, term loan 3.9958% 2/28/17 (e)	61,540	61,540
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 7.4419% 12/16/16 (e)	3,960	3,955
Syniverse Holdings, Inc. Tranche B, term loan 5% 4/23/19 (e)	10,000	9,950
		746,066
Telecommunications - 6.7%
Consolidated Communications, Inc. term loan 2.75% 12/31/14 (e)	10,018	9,967
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (e)	47,767	47,710
Digicel International Finance Ltd. Tranche D 1LN, term loan 4% 3/31/17 (e)	4,000	3,720
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	13,384	12,012
Genesys SA Tranche B, term loan 6.75% 1/31/19 (e)	1,995	2,012
Intelsat Jackson Holdings SA:
term loan 3.2488% 2/1/14 (e)	84,000	82,656
Tranche B, term loan 5.25% 4/2/18 (e)	178,825	178,825
Level 3 Financing, Inc.:
term loan 2.6469% 3/13/14 (e)	50,000	49,815
Tranche B 2LN, term loan 5.75% 9/1/18 (e)	1,000	1,003
Tranche B 3LN, term loan 5.75% 9/1/18 (e)	8,780	8,802
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 4% 3/17/18 (e)	70,805	70,274
Tranche B, term loan 4.071% 11/3/16 (e)	14,346	14,310
NTELOS, Inc. Tranche B, term loan 4% 8/7/15 (e)	2,444	2,432
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (e)	62,000	61,845
Time Warner Telecom, Inc.:
Tranche B 1LN, term loan 2% 1/7/13 (e)	4,628	4,628
Tranche B, term loan 3.5% 12/30/16 (e)	4,745	4,745
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	48,469	49,270
term loan 6.875% 8/11/15	44,301	44,719
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Windstream Corp.:
Tranche B1, term loan 1.9022% 7/17/13 (e)	$ 11,467	$ 11,439
Tranche B2, term loan 3.1522% 12/17/15 (e)	21,471	21,418
		681,602
Textiles & Apparel - 0.5%
Levi Strauss & Co. term loan 2.4953% 4/4/14 (e)	3,000	2,940
Phillips-Van Heusen Corp.:
term loan 3% 1/31/16 (e)	6,475	6,459
Tranche B, term loan 3.5% 5/6/16 (e)	24,021	24,021
Warnaco, Inc. Tranche B, term loan 3.75% 6/17/18 (e)	13,860	13,825
		47,245
TOTAL FLOATING RATE LOANS (Cost $7,991,541)		8,018,126
Nonconvertible Bonds - 9.6%

Air Transportation - 0.1%
Continental Airlines, Inc. 3.5919% 6/2/13 (e)	6,641	6,483
Continental Airlines, Inc. 9.25% 5/10/17	2,346	2,569
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,598	1,690
United Air Lines, Inc. 9.875% 8/1/13 (d)	3,793	3,935
		14,677
Automotive - 0.6%
Delphi Corp. 5.875% 5/15/19	18,610	20,006
General Motors Acceptance Corp. 2.6669% 12/1/14 (e)	40,000	38,872
		58,878
Banks & Thrifts - 1.3%
Ally Financial, Inc.:
3.6669% 2/11/14 (e)	52,000	52,455
4.625% 6/26/15	4,000	4,127
Bank of America Corp. 1.8671% 1/30/14 (e)	3,250	3,249
GMAC LLC 2.6669% 12/1/14 (e)	70,187	68,081
Regions Financial Corp. 5.75% 6/15/15	3,000	3,199
		131,111
Cable TV - 0.0%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	2,000	2,155
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 0.9%
Georgia Gulf Corp. 9% 1/15/17 (d)	$ 4,000	$ 4,510
INEOS Finance PLC 8.375% 2/15/19 (d)	4,520	4,638
LyondellBasell Industries NV 6% 11/15/21	2,980	3,379
NOVA Chemicals Corp. 3.8549% 11/15/13 (e)	74,664	74,664
		87,191
Consumer Products - 0.1%
Libbey Glass, Inc. 6.875% 5/15/20 (d)	4,000	4,240
Reddy Ice Corp. 11.25% 3/15/15	2,000	1,940
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (d)	4,000	4,570
		10,750
Containers - 0.8%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	2,630	2,814
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (d)	2,545	2,723
Berry Plastics Corp.:
5.2051% 2/15/15 (e)	60,000	60,078
8.25% 11/15/15	4,000	4,230
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,243
		77,088
Diversified Financial Services - 1.4%
CIT Group, Inc.:
4.75% 2/15/15 (d)	14,000	14,561
5% 5/15/17	7,000	7,280
5.25% 4/1/14 (d)	45,000	46,913
International Lease Finance Corp.:
4.875% 4/1/15	4,000	4,110
5.625% 9/20/13	12,000	12,375
5.875% 5/1/13	21,405	21,994
6.25% 5/15/19	10,000	10,513
6.375% 3/25/13	13,000	13,325
SLM Corp. 0.7511% 1/27/14 (e)	14,000	13,546
		144,617
Diversified Media - 0.3%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	16,870	18,135
Series B, 9.25% 12/15/17	12,485	13,484
		31,619
Electric Utilities - 0.9%
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,340
Energy Future Holdings Corp. 10% 1/15/20	54,320	58,530
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	$ 5,000	$ 5,513
11.75% 3/1/22 (d)	11,000	11,385
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (d)	6,000	4,440
The AES Corp. 7.75% 3/1/14	3,000	3,248
		87,456
Energy - 0.0%
Continental Resources, Inc. 7.125% 4/1/21	2,000	2,250
Environmental - 0.0%
Clean Harbors, Inc. 5.25% 8/1/20 (d)	4,000	4,125
Gaming - 0.0%
Ameristar Casinos, Inc. 7.5% 4/15/21 (d)	3,000	3,225
Healthcare - 0.2%
Health Management Associates, Inc. 7.375% 1/15/20 (d)	3,420	3,694
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	18,141
		21,835
Metals/Mining - 0.5%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,823
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (d)	39,705	40,447
8.25% 11/1/19 (d)	5,000	5,250
		52,520
Paper - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	2,842	3,190
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (d)	3,000	2,385
		5,575
Services - 0.4%
ARAMARK Corp. 3.9659% 2/1/15 (e)	12,000	11,955
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9669% 5/15/14 (e)	19,000	18,763
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (d)(e)	5,000	5,400
		36,118
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Shipping - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	$ 3,000	$ 2,790
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	6,541
		9,331
Super Retail - 0.0%
Dollar General Corp. 4.125% 7/15/17	5,000	5,200
Technology - 0.2%
Jabil Circuit, Inc. 4.7% 9/15/22	4,000	4,000
NXP BV/NXP Funding LLC 3.2051% 10/15/13 (e)	14,255	14,202
		18,202
Telecommunications - 1.6%
Intelsat Ltd. 11.25% 6/15/16	4,703	4,950
iPCS, Inc.:
2.5909% 5/1/13 (e)	72,852	72,306
3.7159% 5/1/14 pay-in-kind (e)	69,150	67,767
Qwest Corp. 3.7179% 6/15/13 (e)	11,000	11,080
Sprint Capital Corp. 6.875% 11/15/28	4,000	3,600
Sprint Nextel Corp. 9% 11/15/18 (d)	3,000	3,510
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	3,000	3,105
		166,318
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 4.1129% 12/15/14 (e)	6,506	6,506
TOTAL NONCONVERTIBLE BONDS (Cost $949,950)		976,747
Commercial Mortgage Securities - 0.0%

Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.992% 11/15/15 (d)(e) (Cost $6,192)	6,527	6,233
Common Stocks - 0.2%
	Shares
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (a)	229,315	578
ION Media Networks, Inc. (a)	2,842	1,344
		1,922
Chemicals - 0.1%
LyondellBasell Industries NV Class A	245,292	10,923
Common Stocks - continued
	Shares	Value (000s)
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	$ 551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	354
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	1,760
Hotels - 0.1%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	1,994
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(f)	13,699	26
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	209
TOTAL COMMON STOCKS (Cost $18,459)		17,739
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 11.9%

Fidelity Cash Central Fund, 0.17% (b) (Cost $1,214,210)	1,214,210,207	1,214,210
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 7/31/12 due 8/1/12 (Collateralized by U.S. Government Obligations) # (Cost $6,230)	6,230	6,230
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $10,186,582)		10,239,285
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(24,694)
NET ASSETS - 100%		$ 10,214,591
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,288,000 or 1.9% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 26

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $6,900,000 and $6,900,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$6,230,000 due 8/01/12 at 0.17%
Barclays Capital, Inc.	$ 1,744
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,206
UBS Securities LLC	3,280
$ 6,230
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,197
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,702	$ 578	$ -	$ 5,124
Financials	551	-	-	551
Materials	10,923	10,923	-	-
Telecommunication Services	209	209	-	-
Utilities	354	354	-	-
Floating Rate Loans	8,018,126	-	8,018,126	-
Corporate Bonds	976,747	-	976,747	-
Commercial Mortgage Securities	6,233	-	6,233	-
Other	-	-	-	-
Money Market Funds	1,214,210	1,214,210	-	-
Cash Equivalents	6,230	-	6,230	-
Total Investments in Securities:	$ 10,239,285	$ 1,226,274	$ 9,007,336	$ 5,675
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $10,090,744,000. Net unrealized appreciation aggregated $148,541,000, of which $207,755,000 related to appreciated investment securities and $59,214,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2012